UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/18

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

BNY Mellon Absolute Insight Multi-Strategy Fund

                                    BNY Mellon Insight Broad Opportunities Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

BNY Mellon Absolute Insight Multi-Strategy Fund

SEMIANNUAL REPORT April 30, 2018

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Absolute Insight Multi-Strategy Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Absolute Insight Multi-Strategy Fund, covering the six-month period from November 1, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from November 1, 2017 through April 30, 2018, as provided by portfolio manager Sonja Lami of Insight Investment International Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2018, BNY Mellon Absolute Insight Multi-Strategy Fund’s Class A shares produced a total return of 0.63%, Class C shares returned 0.23%, Class I shares returned 0.70%, and Class Y shares returned 0.70%.1 In comparison, the fund’s benchmarks, the USD 1-Month LIBOR and the Citi One-Month U.S. Treasury Bill Index, produced a total return of 0.78% and 0.66%, respectively, for the same period.2,3

Global financial markets posted moderate gains, on average, over the reporting period in an environment of synchronized global economic growth and rising interest rates. The fund performed roughly in line with its benchmarks, as each of its five strategies contributed positively to return, driven by a solid contribution from the Absolute Return Equity Strategy. Weakness in its macro and two fixed-income strategies during the first quarter of 2018 was more than offset by better results earlier and later in the reporting period.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally allocates its assets across multiple “absolute return” investment strategies. Through exposure to these investment strategies, the fund seeks to generate positive returns on a rolling 12-month basis with less volatility than major equity markets. The fund is designed to complement traditional equity and fixed-income portfolios.

The investment strategies employed by the fund include: the Absolute Return Equity Strategy, the Absolute Return Emerging Market Strategy, the Absolute Return Credit Strategy, the Absolute Return Dynamic Opportunities Strategy, and the Currency Strategy. The fund’s sub-investment adviser has considerable latitude in allocating the fund’s investments to any of the strategies and may vary the amount of the fund’s assets allocated to a strategy depending on market conditions.

Economic Growth Amid Rising Volatility

Global equity markets gained ground early in the reporting period, supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance, as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. U.S. stocks posted gains when tax reform legislation reduced corporate tax rates. Global growth trends enabled U.K. equities to climb despite concerns regarding the country’s exit from the European Union. Eurozone markets lagged global market averages despite improving regional economic fundamentals.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

February 2018 and March 2018 saw heightened market volatility and declining stock prices sparked by perceived U.S. inflationary pressures and uncertainties surrounding the possibility of more protectionist U.S. trade policies. However, these concerns eased in April, and higher oil prices benefited energy stocks toward the reporting period’s end.

Despite losses on U.S. government bonds due to an increase in yields, global bond markets posted moderate gains, on average, over the reporting period as a weakening U.S. dollar bolstered returns from local currency-denominated investments for U.S. residents. These currency effects more than offset weakness among U.S. government securities amid rising interest rates and intensifying inflation concerns.

Underlying Strategies Produced Mixed Results

Although the fund generally kept pace with its benchmarks over the full reporting period, it began the reporting period with shortfalls mainly in its Currency Strategy stemming from a long bias to the U.S. dollar. Better results from the fund’s Absolute Return Dynamic Opportunities and Credit Strategies broadly offset those losses early in the period. The fund fared better in December 2017, when all underlying strategies, led by the Absolute Return Emerging Market Strategy, produced positive returns.

The fund continued to fare well over the first quarter of 2018, when four of five underlying strategies aided performance. The Absolute Return Equity Strategy was supported by long positions in semiconductor companies, several short positions, and gains among companies subject to mergers-and-acquisitions activity. Only the Absolute Return Dynamic Opportunities Strategy detracted from returns during the quarter due to weakness in infrastructure holdings, driven by the failure of a U.K. construction company.

The fund generated a negative return in April, in part due to a long position in a French investment holding company that was part of the Absolute Return Equity Strategy. Other strategies also constrained results with the notable exception of the Absolute Return Dynamic Opportunities Strategy and the Absolute Return Credit Strategy.

During February, we reduced our strategic allocation to the Currency Strategy and increased allocation mainly to the Absolute Return Equity Strategy.

Maintaining a Constructive Investment Posture

Despite heightened equity market volatility and rising interest rates in many markets, we generally remain constructive about the prospects of the fund’s various underlying strategies. Recent data suggests that economic growth could be stabilizing at healthy levels, which could lead to more interest-rate hikes this year than most analysts had expected. Therefore, we continue to be constructive but cautious with regard to credit markets that tend to be less sensitive than government bonds to changes in interest rates. Meanwhile, fundamentals in global and emerging bond markets remain strong. In addition, heightened stock market volatility and wider return dispersions among individual stocks could favor our stock-picking approach, and positive global growth trends may be supportive of growth-sensitive currencies, including emerging market currencies.

May 15, 2018

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2019, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

2 Source: Bloomberg — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — The Citi One-Month U.S. Treasury Bill Index consists of the last three-month Treasury bill month-end rates. The Citi One-Month U.S. Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

To the extent the fund invests in foreign securities, its performance will be influenced by political, social, and economic factors affecting investments in foreign companies. These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Short sales may involve substantial risk and “leverage.” Short sales expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund’s sub-investment adviser to allocate effectively the fund’s assets among the underlying investment strategies.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Absolute Insight Multi-Strategy Fund from November 1, 2017 to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.51	$12.06	$6.97	$6.97
Ending value (after expenses)	$1,006.30	$1,002.30	$1,007.00	$1,007.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.55	$12.13	$7.00	$7.00
Ending value (after expenses)	$1,016.31	$1,012.74	$1,017.85	$1,017.85

† Expenses are equal to the fund’s annualized expense ratio of 1.71% for Class A, 2.43% for Class C, 1.40% for Class I and 1.40% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7%
Argentina - 1.0%
Argentina POM Politica Monetaria, Sr. Unscd. Notes, Argentine 7-Day Reference Rate FLAT	ARS	27.93	6/21/20	27,294,613	[b]	1,432,385
Argentine Government, Sr. Unscd. Bonds		5.63	1/26/22	300,000		303,300
Argentine Government, Sr. Unscd. Bonds		7.50	4/22/26	350,000		367,675
Argentine Government, Sr. Unscd. Bonds	EUR	6.25	11/9/47	150,000		168,046
Argentine Government, Unscd. Bonds	ARS	4.00	3/6/20	5,700,000		289,223
Banco Macro, Sr. Unscd. Notes	ARS	17.50	5/8/22	3,000,000	[c]	137,460
Banco Supervielle, Sr. Unscd. Notes, 3 Month BADLAR + 4.50%	ARS	27.27	8/9/20	1,087,000	[b,c]	56,270
					2,754,359
Australia - .3%
BHP Billiton Finance USA, Gtd. Notes		6.75	10/19/75	810,000		905,175
Austria - .1%
Raiffeisen Bank International, Jr. Sub. Bonds	EUR	4.50	6/15/66	200,000		222,651
Bahrain - .2%
Bahraini Government, Sr. Unscd. Notes		6.88	10/5/25	600,000	[c]	600,522
Bermuda - .5%
Digicel, Gtd. Notes		6.75	3/1/23	700,000	[d]	642,313
Digicel Group, Gtd. Notes		8.25	9/30/20	800,000		718,000
					1,360,313
Brazil - 1.1%
Banco do Brasil, Jr. Sub. Bonds		9.25	10/15/66	702,000		751,807
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/21	3,000,000		926,808
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/23	4,000,000		1,225,921
Light Energia, Gtd. Notes		7.25	5/3/23	331,000		334,724
					3,239,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7% (continued)
Canada - .1%
First Quantum Minerals, Gtd. Notes		6.50	3/1/24	250,000	[c,d]	238,125
Viterra, Gtd. Notes		5.95	8/1/20	39,000		41,125
					279,250
China - .1%
Tencent Holdings, Sr. Unscd. Notes		3.60	1/19/28	250,000		237,585
Colombia - .7%
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	1,951,000,000		840,923
Colombian Government, Unscd. Bonds, Ser. B	COP	7.00	6/30/32	2,939,800,000		1,068,115
					1,909,038
Czech Republic - .2%
EP Energy, Sr. Scd. Notes	EUR	4.38	5/1/18	539,000		650,895
Dominican Republic - .2%
Dominican Government, Sr. Unscd. Notes	DOP	8.90	2/15/23	32,400,000		677,273
Ecuador - .1%
Ecuadorian Government, Sr. Unscd. Notes		7.95	6/20/24	300,000		283,125
Egypt - .2%
Egyptian Government, Sr. Unscd. Notes		6.59	2/21/28	532,000	[c]	525,996
France - .8%
Accor, Sr. Unscd. Bonds	EUR	2.63	2/5/21	800,000		1,029,123
Societe Generale, Sub. Notes, 6 Month LIBOR + .75%		1.75	11/29/49	310,000	[b]	277,217
Ubisoft Entertainment, Sr. Unscd. Bonds	EUR	1.29	1/30/23	400,000		486,103
Unibail-Rodamco, Gtd. Bonds	EUR	2.13	10/25/66	300,000		362,941
					2,155,384
Germany - .8%
ADLER Real Estate, Sr. Unscd. Bonds	EUR	1.50	12/6/21	810,000		984,969
ADLER Real Estate, Sr. Unscd. Bonds	EUR	3.00	4/27/26	100,000		120,804
CTC BondCo, Sr. Scd. Bonds	EUR	5.25	12/15/25	200,000		239,423
IKB Deutsche Industriebank, Sub. Bonds	EUR	4.00	1/31/28	700,000		851,712
					2,196,908

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7% (continued)
Ghana - .5%
Ghanaian Government, Sr. Unscd. Bonds		8.13	1/18/26	1,300,000		1,393,967
Greece - .2%
Greek Government, Bonds	EUR	4.00	1/30/37	515,000		577,715
Hungary - .3%
Hungarian Government, Bonds, Ser. 27/A	HUF	3.00	10/27/27	238,900,000		959,906
Iceland - .2%
Landsbankinn, Sr. Unscd. Notes	EUR	1.00	5/30/23	504,000		606,822
Indonesia - .4%
Indonesian Government, Sr. Unscd. Bonds, Ser. FR64	IDR	6.13	5/15/28	9,450,000,000		639,849
Indonesian Government, Sr. Unscd. Bonds, Ser. FR73	IDR	8.75	5/15/31	4,580,000,000		370,515
Indonesian Government, Sr. Unscd. Bonds, Ser. FR75	IDR	7.50	5/15/38	1,419,000,000		102,301
					1,112,665
Ireland - .5%
Allied Irish Banks, Jr. Sub. Notes	EUR	7.38	6/3/66	510,000		692,859
Avoca CLO, Ser. 16X, Cl. D, 3 Month EURIBOR + 4.30 @ Floor	EUR	4.30	7/15/29	400,000	[b,c,d]	487,162
Taurus, Ser. 2016-DE1, Cl. E	EUR	4.25	11/17/26	126,322	[c]	149,419
					1,329,440
Italy - .9%
DECO, Ser. 2014-GNDL, Cl. D	EUR	2.62	2/22/26	400,000	[c]	485,387
DECO, Ser. 2015-HRPX, Cl. C	EUR	2.40	4/27/27	244,177	[c]	302,737
Intesa Sanpaolo, Jr. Sub. Notes	EUR	6.63	5/8/18	450,000		543,912
UniCredit, Sub. Notes	EUR	5.75	10/28/25	600,000		801,641
UnipolSai Assicurazioni, Jr. Sub. Notes	EUR	5.75	6/18/18	440,000		558,443
					2,692,120
Ivory Coast - .4%
Ivory Coast Government, Sr. Unscd. Bonds	EUR	5.13	6/15/25	600,000		767,548
Ivory Coast Government, Sr. Unscd. Bonds	EUR	6.63	3/22/48	300,000	[c]	367,080
					1,134,628

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7% (continued)
Jersey - .4%
AA Bond Co., Sr. Scd. Notes	GBP	2.75	7/31/43	720,000		950,934
HSBC Bank Capital Funding Sterling 1, Gtd. Notes	GBP	5.84	11/5/66	107,000		186,990
					1,137,924
Kazakhstan - .4%
Development Bank of Kazakhstan, Sr. Unscd. Bonds	KZT	9.50	12/14/20	110,000,000		338,726
KazMunayGas National, Sr. Unscd. Notes		5.38	4/24/30	500,000		500,873
KazMunayGas National, Sr. Unscd. Notes		6.38	10/24/48	300,000		307,166
					1,146,765
Luxembourg - .2%
SAPPO, Ser. 2016-2, Cl. D	EUR	1.92	6/25/61	100,000		122,668
Telecom Italia Finance, Gtd. Notes	EUR	7.75	1/24/33	240,000		436,062
					558,730
Mexico - 1.3%
America Movil, Jr. Sub. Notes, Ser. C	GBP	6.38	9/6/73	600,000		901,400
Banco Santander Mexico, Sr. Unscd. Notes		4.13	11/9/22	500,000		499,375
BBVA Bancomer, Jr. Sub. Notes		7.25	4/22/20	510,000		536,979
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	18,270,000		1,112,423
Mexican Government, Unscd. Bonds, Ser. M	MXN	8.00	11/7/47	10,150,000		563,689
					3,613,866
Netherlands - 2.5%
Alcoa Nederland Holding, Gtd. Notes		6.75	9/30/24	780,000	[c,d]	840,458
Delta Lloyd, Sub. Notes	EUR	9.00	8/29/42	350,000		555,992
Deutsche Telekom International Finance, Gtd. Notes		1.50	9/19/19	1,342,000	[d]	1,316,253
GTH Finance, Gtd. Notes		6.25	4/26/20	200,000		203,484
Mylan, Sr. Unscd. Notes, 3 Month EURIBOR + .50%	EUR	0.17	5/24/20	167,000	[b]	202,138
Petrobras Global Finance, Gtd. Notes		6.00	1/27/28	1,100,000		1,073,160

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Bonds and Notes - 30.7% (continued)
Netherlands - 2.5% (continued)
Repsol International Finance, Gtd. Bonds	EUR	3.88	3/25/66	250,000	324,033
Royal Bank of Scotland, Sub. Notes, Ser. B		7.13	10/15/93	180,000	251,192
SRLEV N.V., Gtd. Notes	EUR	9.00	4/15/41	1,158,000	1,675,265
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes		1.70	7/19/19	600,000	583,086
					7,025,061
Nigeria - .3%
Nigerian Government, Sr. Unscd. Notes		6.50	11/28/27	550,000	555,060
Nigerian Government, Sr. Unscd. Notes		7.63	11/28/47	300,000	302,865
Nigerian Government, Treasury Bills	NGN	0.00	11/15/18	20,000,000	[e] 52,274
					910,199
Panama - .1%
McDermott International, Scd. Notes		8.00	5/1/21	300,000	[d] 307,500
Peru - .5%
Peruvian Government, Notes	PEN	6.85	2/12/42	260,000	87,933
Peruvian Government, Sr. Unscd. Notes	PEN	6.95	8/12/31	2,010,000	699,592
Peruvian Government, Sr. Unscd. Notes	PEN	6.90	8/12/37	2,000,000	681,244
					1,468,769
Portugal - .5%
Banco Comercial Portugues, Sub. Notes	EUR	4.50	12/7/27	600,000	719,125
Caixa Geral de Depositos, Jr. Sub. Bonds	EUR	10.75	3/30/22	400,000	561,561
Novo Banco, Sr. Unscd. Notes	EUR	3.50	2/19/43	260,000	[c] 273,156
					1,553,842
Qatar - .2%
Qatari Government, Sr. Unscd. Notes		3.88	4/23/23	300,000	299,222
Qatari Government, Sr. Unscd. Notes		5.10	4/23/48	200,000	198,601
					497,823
Romania - .2%
Globalworth Real Estate Investments, Sr. Unscd. Notes	EUR	2.88	6/20/22	350,000	439,301

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7% (continued)
Russia - .3%
Russian Government, Bonds, Ser. 6211	RUB	7.00	1/25/23	62,600,000		1,006,889
South Africa - .2%
South African Government, Bonds, Ser. 2030	ZAR	8.00	1/31/30	1,400,000		107,631
South African Government, Bonds, Ser. 2032	ZAR	8.25	3/31/32	1,425,000		109,905
South African Government, Bonds, Ser. 2037	ZAR	8.50	1/31/37	1,400,000		108,005
South African Government, Bonds, Ser. 2044	ZAR	8.75	1/31/44	1,400,000		108,882
South African Government, Bonds, Ser. 2048	ZAR	8.75	2/28/48	1,400,000		108,929
					543,352
Spain - .6%
Banco de Sabadell, Sub. Notes	EUR	6.25	4/26/20	200,000		269,335
Banco Mare Nostrum, Sub. Bonds	EUR	9.00	11/16/26	400,000	[c]	607,188
CaixaBank, Sub. Notes	EUR	2.25	4/17/30	300,000	[c]	358,207
Liberbank, Sub. Bonds	EUR	6.88	3/14/27	300,000		400,779
					1,635,509
Supranational - .1%
Eagle Intermediate Global Holding, Sr. Scd. Bonds	EUR	5.38	5/1/23	210,000		259,936
Sweden - .2%
Corral Petroleum Holdings, Sr. Scd. Bonds	EUR	11.75	5/15/21	400,000		519,381
Switzerland - .5%
Credit Suisse Group, Gtd. Notes, 3 Month EURIBOR + 1.53%	EUR	1.20	11/20/22	900,000	[b,c]	1,137,175
UBS, Sr. Unscd. Notes	EUR	0.25	1/10/22	281,000		337,504
					1,474,679
Ukraine - .6%
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/23	950,000		960,251
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/24	350,000		350,087
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/25	300,000		298,635
					1,608,973

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7% (continued)
United Kingdom - 5.2%
Barclays, Sub. Notes	EUR	2.63	11/11/25	450,000		562,518
BAT International Finance, Gtd. Notes		2.75	6/15/20	1,000,000	[c,d]	989,681
European Residential Loan Securities, Ser. 2018-1, Cl. A, 1 Month EURIBOR + 1.00%	EUR	0.63	3/24/61	97,648	[b,c]	117,193
Friends Life Holdings, Gtd. Notes	GBP	12.00	5/21/21	585,000		1,044,283
Friends Life Holdings, Gtd. Notes	GBP	8.25	4/21/22	996,000		1,693,835
Hawksmoor Mortgages, Ser. 2016-1, Cl. D, 3 Month LIBOR + 2.50%	GBP	3.02	5/25/53	100,000	[b,c]	140,010
Imperial Brands Finance, Gtd. Notes		2.95	7/21/20	1,080,000	[c,d]	1,070,870
Kennedy Wilson Europe Real Estate, Sr. Unscd. Notes	EUR	3.25	11/12/25	400,000		495,854
Lanark Master Issuer, Ser. 2016-1, Cl. 1A, 3 Month LIBOR + 1.00%	GBP	1.52	12/22/54	138,000	[b]	190,898
MARB BondCo, Gtd. Notes		6.88	1/19/25	439,000		413,319
Mitchells & Butlers, Bonds, Ser. C2, 3 Month LIBOR + 1.88%	GBP	2.48	9/15/34	100,000	[b,c]	114,910
Natl Westminster Bank, Sr. Unscd. Notes, Ser. B, 6 Month LIMEAN + .25%		2.50	8/29/49	480,000	[b,c]	434,112
NewDay Funding, Ser. 2015-1, Cl. D, 1 Month LIBOR + 2.50%	GBP	3.03	7/15/23	350,000	[b,c]	483,434
NewDay Funding, Ser. 2015-2, Cl. E, 1 Month LIBOR + 4.30%	GBP	4.83	11/15/24	500,000	[b,c]	706,064
Paragon Mortgages, Ser. 13X, Cl. B1B	EUR	0.05	1/15/39	370,000	[c]	422,520
Phoenix Group Holdings, Jr. Sub. Bonds	GBP	5.75	10/26/66	542,000		731,918
Prudential, Sub. Notes	GBP	5.70	12/19/63	372,000		595,779
Residential Mortgage Securities, Ser. 28, Cl. C, 3 Month LIBOR + 2.00%	GBP	2.52	6/15/46	100,000	[b,c]	140,038
Santander UK, Gtd. Notes, 3 Month LIBOR + .23%	GBP	0.77	11/16/22	1,500,000	[b]	2,063,432
Slate No.1, Ser. 1, Cl. D, 3 Month LIBOR + 2.30%	GBP	2.83	1/24/51	350,000	[b,c]	490,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7% (continued)
United Kingdom - 5.2% (continued)
Towd Point Mortgage Funding, Ser. 2016-AU10, Cl. C, 3 Month LIBOR + 1.50%	GBP	2.02	4/20/45	120,000	[b,c]	166,037
Towd Point Mortgage Funding, Ser. 2016-V1X, Cl. C, 3 Month LIBOR + 2.00%	GBP	2.53	2/20/54	100,000	[b,c]	138,590
Towd Point Mortgage Funding, Ser. 2016-V1X, Cl. D, 3 Month LIBOR + 2.50%	GBP	3.03	2/20/54	500,000	[b,c]	692,935
Warwick Finance Residential Mortgages No. Two, Ser. 2, Cl. D, 3 Month LIBOR + 2.00%	GBP	2.52	9/21/49	100,000	[b,c]	139,842
Worldpay Finance, Sr. Unscd. Notes	EUR	3.75	11/15/22	700,000		914,116
					14,952,693
United States - 6.3%
Antares CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR + 4.20%		5.94	7/20/28	367,000	[b,c,d]	370,262
Babson CLO, Ser. 2016-2A, Cl. D, 3 Month LIBOR + 3.90%		5.64	7/20/28	250,000	[b,c,d]	251,872
Bacardi, Gtd. Notes		5.30	5/15/48	560,000	[d]	552,514
Caterpillar Financial Services, Sr. Unscd. Notes		2.25	12/1/19	500,000		495,950
Cerberus Loan Funding CLO, Ser. 2016-2A, Cl. D, 3 Month LIBOR + 5.35%		7.07	11/15/27	250,000	[b,c,d]	253,373
CITGO Petroleum, Sr. Scd. Notes		6.25	8/15/22	279,000	[c,d]	280,395
Coty, Sr. Unscd. Notes	EUR	4.00	4/15/23	100,000	[c]	122,275
Dresdner Funding Trust I, Jr. Sub. Notes		8.15	6/30/31	300,000	[c,d]	383,193
Enterprise Products Operating, Gtd. Notes		5.38	2/15/78	222,000		210,120
FirstEnergy, Sr. Unscd. Notes, Ser. C		4.85	7/15/47	288,000		299,587
Fresenius Medical Care US Finance II, Gtd. Notes		5.88	1/31/22	700,000	[c,d]	747,056
General Electric, Gtd. Notes		5.55	5/4/20	530,000		555,207
General Electric, Jr. Sub. Debs., Ser. D		5.00	12/29/49	540,000		535,275
General Electric, Sr. Unscd. Notes		4.50	3/11/44	270,000		260,555

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7% (continued)
United States - 6.3% (continued)
Goldman Sachs Group, Sr. Unscd. Notes, 3 Month EURIBOR + .45%	EUR	0.12	12/16/20	663,000	[b,c]	801,941
International Business Machines, Sr. Unscd. Notes		1.63	5/15/20	1,000,000		976,712
Kinder Morgan, Gtd. Notes		5.00	2/15/21	1,000,000		1,035,897
MCF CLO, Ser. 2017-1A, Cl. D, 3 Month LIBOR + 4.55%		6.29	4/20/29	250,000	[b,c,d]	252,620
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR + 1.40%		3.76	10/24/23	810,000	[b]	832,514
MVW Owner Trust, Ser. 2016-1A, Cl. A		2.25	12/20/33	92,613	[c,d]	90,115
Patterson-UTI Energy, Gtd. Notes		3.95	2/1/28	196,000	[c,d]	186,101
Pitney Bowes, Sr. Unscd. Notes		3.63	9/15/20	550,000		545,875
Regatta VII Funding CLO, Ser. 2016-1A, Cl. D, 3 Month LIBOR + 3.75%		5.38	12/20/28	250,000	[b,c,d]	251,803
Reynolds Group, Sr. Scd. Notes		5.13	7/15/23	65,000	[c]	65,366
Sprint Communications, Sr. Scd. Debs.		9.25	4/15/22	150,000		173,250
Synchrony Financial, Sr. Unscd. Notes		4.25	8/15/24	550,000		541,672
Taco Bell Funding, Ser. 2016-1A, Cl. A2II		4.38	5/25/46	493,750	[c,d]	503,557
Targa Resources Partners, Gtd. Notes		5.88	4/15/26	167,000	[d]	166,374
Targa Resources Partners, Gtd. Notes		5.00	1/15/28	240,000	[c,d]	222,600
U.S. Treasury Inflation Protected Securities, Bonds		0.50	1/15/28	4,087,544	[f]	3,983,349
U.S. Treasury Inflation Protected Securities, Bonds		2.13	2/15/40	404,058	[f]	507,292
U.S. Treasury Inflation Protected Securities, Bonds		1.38	2/15/44	1,388,660	[f]	1,536,535
					17,991,207

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 30.7% (continued)
Uruguay - .3%
Uruguayan Government, Sr. Unscd. Bonds	UYU	8.50	3/15/28	26,800,000		903,301
Total Bonds and Notes (cost $86,636,821)				87,360,697
Description				Shares		Value ($)
Common Stocks - 1.4%
Spain - 1.0%
Grifols, ADR				138,569		2,815,722
United Kingdom - .4%
Amedeo Air Four Plus				456,032		659,214
Burberry Group				8,400		210,876
Eddie Stobart Logistics				93,000		181,808
Renewables Infrastructure Group				214,053		311,781
					1,363,679
Total Common Stocks (cost $3,558,516)				4,179,401
	Preferred Dividend Yield (%)			Shares	[a]
Preferred Stocks - .2%
United Kingdom - .2%
Doric Nimrod Air Two (cost $536,270)		8.53		187,658		545,119
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount		Value ($)
Options Purchased - .6%
Call Options - .3%
CBOE Volatility Index, Contracts 706 Morgan Stanley Capital Services		22.00	5/2018	1,553,200		35,300
CDX North American Investment Grade Index Series 29, Contracts 3,460 Citigroup		47.50	6/2018	164,350	[g]	1,048
EURO STOXX 50 Price EUR Index, Contracts 44 Morgan Stanley Capital Services		3,700	12/2018	1,628,000		25,356
EURO STOXX 50 Price EUR Index, Contracts 45 Morgan Stanley Capital Services		3,700	6/2018	1,665,000		1,468
EURO STOXX 50 Price EUR Index, Contracts 24 Morgan Stanley Capital Services		3,550	5/2018	852,000		3,421
FTSE 100 Index, Contracts 51 Morgan Stanley Capital Services		7,200	6/2018	3,672,000		208,178

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount	Value ($)
Options Purchased - .6% (continued)
Call Options - .3% (continued)
FTSE MIB Index, Contracts 17 Morgan Stanley Capital Services	23,000	12/2018	989,000	73,730
FTSE MIB Index, Contracts 8 Morgan Stanley Capital Services	23,500	6/2018	470,000	13,410
Hang Seng China Enterprises Index, Contracts 13 Morgan Stanley Capital Services	13,800	5/2018	8,970,000	663
Hang Seng China Enterprises Index, Contracts 11 Morgan Stanley Capital Services	13,000	9/2018	7,150,000	17,800
IBEX MINI Index, Contracts 97 Morgan Stanley Capital Services	9,800	12/2018	950,600	48,398
iShares 20+ Year Treasury Bond ETF, Contracts 169 Morgan Stanley Capital Services	122.00	1/2019	2,061,800	44,616
iShares MSCI Emerging Markets ETF, Contracts 408 Morgan Stanley Capital Services	45.00	1/2019	1,836,000	189,312
iShares MSCI Emerging Markets ETF, Contracts 519 Morgan Stanley Capital Services	46.00	6/2018	2,387,400	98,091
iShares MSCI Emerging Markets ETF, Contracts 522 Morgan Stanley Capital Services	49.00	9/2018	2,557,800	77,778
Japanese Yen, Contracts 1,400,000 HSBC	108.25	5/2018	1,400,000	16,334
Nikkei 225 Index, Contracts 9 Morgan Stanley Capital Services	22,500	6/2018	202,500,000	34,999
S&P 500 Index, Contracts 6 Morgan Stanley Capital Services	2,800	6/2018	1,680,000	2,124
S&P 500 Index, Contracts 22 Morgan Stanley Capital Services	2,740	5/2018	6,028,000	5,500
S&P 500 Index, Contracts 8 Morgan Stanley Capital Services	2,750	5/2018	2,200,000	1,416
S&P 500 Index, Contracts 6 Morgan Stanley Capital Services	2,825	9/2018	1,695,000	12,072
				911,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount		Value ($)
Options Purchased - .6% (continued)
Put Options - .3%
Anglo American, Contracts 7 Morgan Stanley Capital Services	1,740	3/2019	12,180,000		25,731
Deutsche Boerse, Contracts 31 Morgan Stanley Capital Services	11,900	6/2018	1,844,500		13,557
EURO STOXX 50 Price EUR Index, Contracts 151 Morgan Stanley Capital Services	3,150	7/2018	4,756,500		32,106
FTSE 100 Index, Contracts 15 Morgan Stanley Capital Services	6,500	5/2018	975,000		413
FTSE 100 Index, Contracts 15 Morgan Stanley Capital Services	6,700	5/2018	1,005,000		620
Hang Seng China Enterprises Index, Contracts 22 Morgan Stanley Capital Services	12,800	6/2018	14,080,000		110,866
iShares MSCI Emerging Markets ETF, Contracts 409 Morgan Stanley Capital Services	45.00	6/2018	1,840,500		21,268
iShares MSCI Emerging Markets ETF, Contracts 100 Morgan Stanley Capital Services	45.00	5/2018	450,000		1,600
Japanese Yen, Contracts 2,400,000 Citigroup	106.75	7/2018	2,400,000		17,742
Japanese Yen, Contracts 1,400,000 HSBC	103.50	5/2018	1,400,000		0
Japanese Yen, Contracts 2,300,000 Goldman Sachs International	109.80	7/2018	2,300,000		41,592
Japanese Yen, Contracts 1,400,000 HSBC	108.25	5/2018	1,400,000		1,476
Markit CDX North America High Yield Index Series 29, Contracts 1,700 Barclays Bank	105.00	5/2018	178,500	[g]	1,259
Markit CDX North America High Yield Index Series 30, Contracts 700 BNP Paribas	102.00	9/2018	71,400	[g]	4,902
Markit iTraxx Europe Crossover Index Series 29, Contracts 2,800 Citigroup	362.50	9/2018	1,015,000	[g]	21,881
Markit iTraxx Europe Crossover Index Series 29, Contracts 4,100 Bank of America	60.00	9/2018	246,000	[g]	16,405
Russell 2000 Index, Contracts 16 Morgan Stanley Capital Services	1,460	12/2018	2,336,000		74,480

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount		Value ($)
Options Purchased - .6% (continued)
Put Options - .3% (continued)
Russell 2000 Index, Contracts 7 Morgan Stanley Capital Services	1,575	5/2018	1,102,500		25,424
S&P 500 Index, Contracts 29 Morgan Stanley Capital Services	2,500	7/2018	7,250,000		89,900
S&P 500 Index, Contracts 14 Morgan Stanley Capital Services	2,600	6/2018	3,640,000		49,140
S&P 500 Index, Contracts 11 Morgan Stanley Capital Services	2,400	5/2018	2,640,000		1,760
S&P 500 Weeklys Index, Contracts 29 Morgan Stanley Capital Services	2,575	7/2018	7,467,500		144,855
S&P 500 Weeklys Index, Contracts 7 Morgan Stanley Capital Services	2,700	5/2018	1,890,000		48,027
				745,004
Total Options Purchased (cost $2,129,382)			1,656,018
Description			Shares		Value ($)
Investment Companies - 1.6%
United Kingdom - 1.6%
3i Infrastructure			319,003	[c]	963,767
BBGI SICAV Fund			131,700		240,239
GCP Infrastructure Investments			330,480		552,339
Greencoat U.K. Wind			267,729		449,674
HICL Infrastructure Company			448,162		897,101
International Public Partnerships			259,692		518,404
John Laing Infrastructure Fund			577,403		912,563
Total Investment Companies (cost $4,668,925)			4,534,087

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Current Yield (%)	Shares	Value ($)
Other Investment - 57.9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	1.71	58,277,657	[h] 58,277,657
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	1.82	106,539,492	[h] 106,539,492
Total Other Investment (cost $164,826,143)		164,817,149
Total Investments (cost $262,356,057)		92.4%	263,092,471
Cash and Receivables (Net)		7.6%	21,648,990
Net Assets		100.0%	284,741,461

ADR—American Depository Receipt

BADLAR—Buenos Aires Interbank Offer Rate

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

LIMEAN—London Interbank Mean Rate

ARS—Argentine Peso

BRL—Brazilian Real

COP—Colombian Peso

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

RUB—Russian Ruble

UYU—Uruguayan Peso

ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.
b Variable rate security—rate shown is the interest rate in effect at period end.
c Illiquid security. At the period end, the value of these securities amounted to $18,559,379 or 6.52% of net assets.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $10,404,197 or 3.65% of net assets.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g Exercise price is reference as basis points.
h Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	57.9
Corporate Bonds	18.0
Foreign/Governmental	8.0
U.S. Government Securities	2.1
Mutual Funds: Foreign	1.6
Common Stocks	1.4
Residential Mortgage-Backed	.9
Asset-Backed	.7
Collateralized Loan Obligations	.6
Options Purchased	.6
Commercial Mortgage-Backed	.4
Preferred Stocks	.2
92.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 10/31/17 ($)	Purchases ($)	Sales ($)	Net Realized Gains (Loss) ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	54,153,346	102,400,577	98,276,266	-
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	123,220,652	15,998,826	32,680,000	(3,278)
Total	177,373,998	118,399,403	130,956,266	(3,278)

Registered Investment Companies	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	58,277,657	20.5	307,787
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	3,292	106,539,492	37.4	856,397
Total	3,292	164,817,149	57.9	1,164,184

See notes to financial statements.

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
Euro Stoxx 50 Dividend	94	12/2020	1,405,171[a]	1,463,198	58,027
Euro-Bond	3	6/2018	594,228[a]	575,082	(19,146)
Futures Short
CAC 40 10 Euro	33	5/2018	(2,118,992)[a]	(2,181,031)	(62,039)
DAX	1	6/2018	(368,950)[a]	(380,726)	(11,776)
DJ Euro Stoxx 50	30	6/2018	(1,214,017)[a]	(1,258,559)	(44,542)
E-mini Nasdaq-100	16	6/2018	(2,102,552)	(2,113,440)	(10,888)
Euro 30 Year Bond	9	6/2018	(1,771,460)[a]	(1,777,415)	(5,955)
Euro-Bobl	60	6/2018	(9,453,989)[a]	(9,491,722)	(37,733)
Euro-Schatz	40	6/2018	(5,403,519)[a]	(5,405,934)	(2,415)
FTSE 100	67	6/2018	(6,497,906)[a]	(6,881,066)	(383,160)
FTSE/MIB Index	24	6/2018	(3,225,616)[a]	(3,419,628)	(194,012)
IBEX 35 Index	3	5/2018	(354,698)[a]	(361,316)	(6,618)
Long Gilt	15	6/2018	(2,507,048)[a]	(2,524,746)	(17,698)
Mdax Index	2	6/2018	(315,299)[a]	(313,360)	1,939
U.S. Treasury 10 Year Notes	73	6/2018	(8,786,684)	(8,732,625)	54,059
U.S. Treasury 2 Year Notes	32	6/2018	(6,796,091)	(6,785,500)	10,591
U.S. Treasury 5 Year Notes	16	6/2018	(1,824,658)	(1,816,125)	8,533
U.S. Treasury Long Bond	3	6/2018	(428,714)	(431,531)	(2,817)
U.S. Treasury Ultra Long Bond	21	6/2018	(3,261,079)	(3,299,625)	(38,546)
Ultra 10 Year U.S. Treasury Notes	31	6/2018	(3,965,220)	(3,964,609)	611
Gross Unrealized Appreciation				133,760
Gross Unrealized Depreciation				(837,345)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN

April 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
Markit CDX North America High Yield Index May 2018 @ 106.5	Barclays Bank	1,700	181,050	[b]	(12,265)
Markit CDX North America High Yield Index Series 30 September 2018 @ 105	Bank of America	5,000	525,000	[b]	(66,962)
Markit iTraxx Europe Crossover Index Series 29 June 2018 @ 325	Citigroup	1,400	455,000	[b]EUR	(40,386)
Markit iTraxx Europe Crossover Index Series 29 September 2018 @ 312.5	Goldman Sachs International	4,000	1,250,000	[b]EUR	(84,754)
Markit iTraxx Europe Index Series 29 May 2018 @ 52.5	Bank of America	8,200	430,500	[b]EUR	(3,328)
CAC 40 Index June 2018 @ 5,200	Morgan Stanley Capital Services	17	884,000	EUR	(50,305)
Chicago Board Options Exchange May 2018 @ 20	Morgan Stanley Capital Services	706	1,412,000		(45,890)
Deutsche Boerse AG June 2018 @ 13,350	Morgan Stanley Capital Services	31	2,069,250	EUR	(3,371)
EURO STOXX 50 Price EUR Index June 2018 @ 3,900	Morgan Stanley Capital Services	45	1,755,000	EUR	(109)
EURO STOXX 50 Price EUR Index December 2018 @ 3,900	Morgan Stanley Capital Services	44	1,716,000	EUR	(7,442)
FTSE 100 Index June 2018 @ 7,300	Morgan Stanley Capital Services	51	3,723,000	GBP	(149,902)
FTSE MIB Index December 2018 @ 24,500	Morgan Stanley Capital Services	17	1,053,500	EUR	(35,838)
Hong Kong Stock Exchange Hang September 2018 @ 13,800	Morgan Stanley Capital Services	11	7,590,000	HKD	(8,129)
IBEX MINI Index December 2018 @ 10,300	Morgan Stanley Capital Services	97	999,100	EUR	(23,672)
iShares 20+ Year Treasury Bond ETF January 2019 @ 128	Morgan Stanley Capital Services	169	2,163,200		(21,632)
iShares MSCI Emerging Markets ETF June 2018 @ 48	Morgan Stanley Capital Services	519	2,491,200		(38,925)
iShares MSCI Emerging Markets ETF September 2018 @ 49	Morgan Stanley Capital Services	522	2,557,800		(34,974)
iShares MSCI Emerging Markets ETF January 2019 @ 48	Morgan Stanley Capital Services	408	1,958,400		(113,422)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options: (continued)
Nikkei 225 June 2018 @ 23,750	Morgan Stanley Capital Services	9	213,750,000	JPY	(4,529)
Russell 2000 Index May 2018 @ 1,550	Morgan Stanley Capital Services	12	1,860,000		(17,232)
Russell 2000 Index December 2018 @ 1,760	Morgan Stanley Capital Services	16	2,816,000		(16,672)
S&P 500 Index September 2018 @ 2,925	Morgan Stanley Capital Services	6	1,755,000		(4,140)
S&P/ASX 200 June 2018 @ 5,900	Morgan Stanley Capital Services	25	1,475,000	AUD	(28,474)
Australian Dollar, June 2018 @ AUD 0.805	Goldman Sachs International	4,025,000	4,025,000		(508)
Canadian Dollar, August 2018 @ CAD 1.29	HSBC	2,500,000	2,500,000		(28,379)
Japanese Yen July 2018 @ JPY 112.5	Citigroup	2,400,000	2,400,000		(6,225)
Japanese Yen July 2018 @ JPY 114.3	Goldman Sachs International	2,300,000	2,300,000		(1,973)
Put Options:
Markit CDX North America High Yield Index May 2018 @ 106.5	Barclays Bank	1,700	181,050	[b]	(2,774)
Markit CDX North America High Yield Index Series 30 May 2018 @ 107	Citigroup	2,250	240,750	[b]	(11,133)
Markit CDX North America High Yield Index Series 30 September 2018 @ 105	Bank of America	5,000	525,000	[b]	(65,792)
Markit CDX North America Investment Grade Index Series 30 May 2018 @ 75	Morgan Stanley Capital Services	13,600	1,020,000	[b]	(2,830)
Markit iTraxx Europe Crossover Index June 2018 @ 362.5	Citigroup	1,400	507,500	[b]EUR	(1,994)
Markit iTraxx Europe Crossover Index Series 29 June 2018 @ 325	Citigroup	1,400	455,000	[b]EUR	(4,036)
Markit iTraxx Europe Crossover Index Series 29 July 2018 @ 350	Barclays Bank	2,800	980,000	[b]EUR	(9,474)
Markit iTraxx Europe Crossover Index Series 29 September 2018 @ 312.5	Goldman Sachs International	4,000	1,250,000	[b]EUR	(52,532)
Markit iTraxx Europe Index Series 29 May 2018 @ 52.5	Bank of America	8,200	430,500	[b]EUR	(15,988)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Put Options: (continued)
Markit iTraxx Europe Index Series 29 May 2018 @ 67.5	Credit Suisse International	8,200	553,500	[b]EUR	(1,441)
CAC 40 Index June 2018 @ 5,200	Morgan Stanley Capital Services	17	884,000	EUR	(6,642)
Chicago Board Options Exchange May 2018 @ 17	Morgan Stanley Capital Services	706	1,200,200		(123,550)
Deutsche Boerse AG June 2018 @ 11,400	Morgan Stanley Capital Services	31	1,767,000	EUR	(6,629)
EURO STOXX 50 Price EUR Index June 2018 @ 3,100	Morgan Stanley Capital Services	45	1,395,000	EUR	(3,316)
EURO STOXX 50 Price EUR Index September 2018 @ 2,850	Morgan Stanley Capital Services	226	6,441,000	EUR	(40,955)
FTSE 100 Index June 2018 @ 6,350	Morgan Stanley Capital Services	25	1,587,500	GBP	(2,065)
FTSE MIB Index December 2018 @ 18,500	Morgan Stanley Capital Services	17	795,500	EUR	(9,858)
Hong Kong Stock Exchange Hang June 2018 @ 12,000	Morgan Stanley Capital Services	44	26,400,000	HKD	(89,702)
Hong Kong Stock Exchange Hang September 2018 @ 10,400	Morgan Stanley Capital Services	11	5,720,000	HKD	(10,862)
IBEX MINI Index December 2018 @ 8,100	Morgan Stanley Capital Services	97	785,700	EUR	(9,140)
iShares 20+ Year Treasury Bond ETF January 2019 @ 109	Morgan Stanley Capital Services	169	1,842,100		(19,942)
iShares MSCI Emerging Markets ETF June 2018 @ 39	Morgan Stanley Capital Services	519	2,024,100		(3,633)
iShares MSCI Emerging Markets ETF June 2018 @ 42	Morgan Stanley Capital Services	818	3,435,600		(13,088)
iShares MSCI Emerging Markets ETF September 2018 @ 49	Morgan Stanley Capital Services	522	2,557,800		(61,596)
iShares MSCI Emerging Markets ETF January 2019 @ 35	Morgan Stanley Capital Services	408	1,428,000		(26,928)
Nikkei 225 June 2018 @ 19,500	Morgan Stanley Capital Services	9	175,500,000	JPY	(2,306)
Russell 2000 Index May 2018 @ 1,550	Morgan Stanley Capital Services	12	1,860,000		(27,204)
Russell 2000 Index December 2018 @ 1,400	Morgan Stanley Capital Services	16	2,240,000		(73,392)
S&P 500 Index May 2018 @ 2,600	Morgan Stanley Capital Services	8	2,080,000		(13,680)
S&P 500 Index June 2018 @ 2,325	Morgan Stanley Capital Services	43	9,997,500		(127,796)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Put Options: (continued)
S&P 500 Index June 2018 @ 2,350	Morgan Stanley Capital Services	6	1,410,000		(3,300)
S&P 500 Index June 2018 @ 2,425	Morgan Stanley Capital Services	28	6,790,000		(26,040)
S&P 500 Index September 2018 @ 2,275	Morgan Stanley Capital Services	44	10,010,000		(95,480)
S&P 500 Index September 2018 @ 2,500	Morgan Stanley Capital Services	6	1,500,000		(31,860)
S&P 500 Weeklys Index May 2018 @ 2,550	Morgan Stanley Capital Services	14	3,570,000		(18,900)
S&P/ASX 200 June 2018 @ 5,900	Morgan Stanley Capital Services	25	1,475,000	AUD	(13,275)
Australian Dollar, June 2018 @ AUD 0.7725	Goldman Sachs International	3,862,500	3,862,500		(108,365)
Canadian Dollar, August 2018 @ CAD 1.29	HSBC	2,500,000	2,500,000		(46,521)
Japanese Yen May 2018 @ JPY 104.5	HSBC	1,400,000	1,400,000		-
Japanese Yen May 2018 @ JPY 105.25	HSBC	2,800,000	2,800,000		(706)
Japanese Yen May 2018 @ JPY 106.25	HSBC	1,400,000	1,400,000		(1,251)
Japanese Yen July 2018 @ JPY 104.75	Citigroup	2,400,000	2,400,000		(9,050)
Japanese Yen July 2018 @ JPY 108	Goldman Sachs International	2,300,000	2,300,000		(23,538)
Total Options Written (premiums received $2,852,159)					(2,068,002)

a Notional amount stated in U.S. Dollars unless otherwise indicated.
b Exercise price is reference as basis points.

AUD—Australian Dollar

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
Russian Ruble	22,200,000	United States Dollar	346,064	5/18/18	5,657
United States Dollar	282,145	Brazilian Real	960,000	5/18/18	8,616
United States Dollar	350,953	Euro	285,000	5/3/18	6,714
Barclays Bank
Russian Ruble	228,230,000	United States Dollar	3,634,687	5/18/18	(18,777)
United States Dollar	978,711	Russian Ruble	60,990,000	5/18/18	12,430
BNP Paribas
Polish Zloty	1,905,000	United States Dollar	548,359T	6/8/18	(5,309)
Russian Ruble	17,510,000	United States Dollar	283,196	5/18/18	(5,780)
United States Dollar	549,556	Argentine Peso	11,450,000	5/18/18	1,840
United States Dollar	1,484,251	Brazilian Real	4,933,576	5/18/18	78,545
United States Dollar	548,359T	Euro	450,184	6/8/18	3,072
United States Dollar	281,970	Indonesian Rupiah	3,900,770,000	5/18/18	2,148
United States Dollar	698,810	Peruvian New Sol	2,290,000	5/18/18	(4,761)
Citigroup
Colombian Peso	2,432,000,000	United States Dollar	852,317	5/18/18	13,392
Indian Rupee	67,000,000	United States Dollar	1,022,245	5/18/18	(20,410)
Indian Rupee	45,000,000	United States Dollar	678,120	5/24/18	(5,724)
Peruvian New Sol	6,420,000	United States Dollar	1,963,243	5/18/18	9,213
Russian Ruble	101,070,000	United States Dollar	1,640,197	5/18/18	(38,917)
United States Dollar	641,003	Argentine Peso	13,600,000	5/18/18	(9,559)
United States Dollar	1,115,629	Brazilian Real	3,790,000	5/18/18	35,758
United States Dollar	1,034,888	Colombian Peso	2,964,179,330	5/18/18	(20,258)
United States Dollar	492,299	British Pound	350,000	5/3/18	10,388

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Citigroup (continued)
United States Dollar	562,949	Peruvian New Sol	1,840,000	5/18/18	(2,365)
United States Dollar	2,627,743	Russian Ruble	150,756,313	5/18/18	239,270
Goldman Sachs International
Brazilian Real	5,660,000	United States Dollar	1,684,659	5/18/18	(71,976)
Swiss Franc	770,000	United States Dollar	801,984	5/3/18	(24,783)
Euro	1,699,601	United States Dollar	2,102,842T	6/8/18	(44,192)
Hungarian Forint	426,368,000	United States Dollar	1,698,977T	6/8/18	(53,681)
Indonesian Rupiah	11,707,000,000	United States Dollar	850,552	5/18/18	(10,749)
South Korean Won	1,223,900,000	United States Dollar	1,144,334	5/18/18	2,058
Peruvian New Sol	1,120,000	United States Dollar	342,790	5/18/18	1,314
Polish Zloty	2,920,000	United States Dollar	841,426T	5/18/18	(9,325)
Russian Ruble	32,470,000	United States Dollar	562,154	5/18/18	(47,723)
United States Dollar	2,402,665	Brazilian Real	8,110,000	5/18/18	91,912
United States Dollar	563,507	Chilean Peso	340,950,000	5/18/18	7,663
United States Dollar	2,893,396	Colombian Peso	8,169,810,000	5/18/18	(14,776)
United States Dollar	841,426T	Euro	691,928	5/18/18	4,725
United States Dollar	1,698,977T	Euro	1,371,576	6/8/18	37,648
United States Dollar	2,125,317	Indonesian Rupiah	29,502,030,000	5/18/18	8,985
United States Dollar	2,102,842T	Polish Zloty	7,089,000	6/8/18	82,011
United States Dollar	2,551,120	Russian Ruble	154,000,000	5/18/18	111,256
HSBC
Brazilian Real	9,460,000	United States Dollar	2,816,721	5/18/18	(121,317)
Canadian Dollar	870,120	United States Dollar	680,226	5/24/18	(2,199)
Chilean Peso	680,950,000	United States Dollar	1,133,373	5/18/18	(23,234)
Chinese Yuan Renminbi	8,863,262	United States Dollar	1,403,737	5/24/18	(2,640)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
Chinese Yuan Renminbi	3,098,000	United States Dollar	492,825	6/8/18	(3,433)
Colombian Peso	1,525,970,000	United States Dollar	546,747	5/18/18	(3,554)
Danish Krone	550,000	United States Dollar	91,728	5/16/18	(2,472)
Euro	3,591,000	United States Dollar	4,449,588	5/16/18	(107,913)
Euro	571,295	United States Dollar	700,000T	5/24/18	(8,850)
Euro	940,000	United States Dollar	1,154,954	6/5/18	(16,654)
Euro	474,000	United States Dollar	576,898	7/3/18	(1,590)
British Pound	678,157	United States Dollar	959,478	5/16/18	(25,152)
British Pound	653,000	United States Dollar	909,575	5/23/18	(9,596)
Indonesian Rupiah	3,891,500,000	United States Dollar	282,177	5/18/18	(3,020)
Indonesian Rupiah	16,272,480,000	United States Dollar	1,159,634	6/22/18	3,015
Indian Rupee	43,560,000	United States Dollar	667,381	5/18/18	(16,039)
Japanese Yen	299,621,158	United States Dollar	2,773,806	5/24/18	(28,513)
Mexican New Peso	36,745,000	United States Dollar	2,001,830	6/8/18	(49,570)
Polish Zloty	7,116,000	United States Dollar	2,096,282	6/8/18	(67,755)
Russian Ruble	102,160,000	United States Dollar	1,694,843	5/18/18	(76,294)
Thai Baht	17,680,000	United States Dollar	570,075	5/18/18	(9,606)
Thai Baht	100,000	United States Dollar	3,207	6/8/18	(35)
Turkish Lira	3,500,000	United States Dollar	851,072	6/8/18	(318)
South African Rand	1,697,000	United States Dollar	136,243	6/8/18	(838)
United States Dollar	580,005	Argentine Peso	12,243,909	5/18/18	(5,688)
United States Dollar	216,597	Australian Dollar	273,000	5/3/18	11,068
United States Dollar	15,252	Australian Dollar	19,973	5/24/18	215
United States Dollar	2,382,511	Brazilian Real	8,060,000	5/18/18	86,004
United States Dollar	700,000T	Canadian Dollar	895,335	5/24/18	2,325

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
United States Dollar	559,210	Chilean Peso	340,000,000	5/18/18	4,915
United States Dollar	489,632	Chinese Yuan Renminbi	3,100,000	6/8/18	(76)
United States Dollar	849,674	Colombian Peso	2,428,450,000	5/18/18	(14,771)
United States Dollar	44,161	Czech Koruna	900,000	6/8/18	1,606
United States Dollar	91,757	Danish Krone	550,000	5/16/18	2,501
United States Dollar	574,136	Euro	474,000	5/2/18	1,734
United States Dollar	17,089,270	Euro	13,822,000	5/16/18	377,873
United States Dollar	705,267	Euro	575,466	5/24/18	9,071
United States Dollar	1,186,198	Euro	958,000	5/25/18	27,123
United States Dollar	1,262,196	Euro	1,022,000	6/5/18	24,598
United States Dollar	5,260,010	Euro	4,242,079	6/8/18	121,771
United States Dollar	556,776	Euro	450,000	6/19/18	11,219
United States Dollar	8,098,141	Euro	6,613,000	7/3/18	71,748
United States Dollar	9,569,946	British Pound	6,800,000	5/3/18	207,110
United States Dollar	1,100,018	British Pound	778,157	5/16/18	27,918
United States Dollar	10,805,119	British Pound	7,630,000	5/23/18	289,284
United States Dollar	126,911	British Pound	90,785	5/24/18	1,783
United States Dollar	1,204,929	British Pound	869,000	5/25/18	7,135
United States Dollar	2,716,098	Hungarian Forint	678,401,000	6/8/18	98,241
United States Dollar	821,967	Indonesian Rupiah	11,496,760,000	5/18/18	(2,754)
United States Dollar	1,681,269	Indian Rupee	110,560,000	5/18/18	28,092
United States Dollar	671,041	Indian Rupee	45,000,000	5/24/18	(1,355)
United States Dollar	700,000	Japanese Yen	75,778,934	5/24/18	5,672

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
HSBC (continued)
United States Dollar	1,141,378	South Korean Won	1,223,900,000	5/18/18	(5,014)
United States Dollar	3,805,034	Mexican New Peso	71,064,000	6/8/18	29,407
United States Dollar	1,557,509	Peruvian New Sol	5,080,000	5/18/18	(3,250)
United States Dollar	1,004,326	Peruvian New Sol	3,250,000	7/20/18	7,585
United States Dollar	153,330	Romanian Leu	576,000	6/8/18	4,104
United States Dollar	3,453,009	Russian Ruble	208,400,000	5/18/18	151,271
United States Dollar	564,094	Thai Baht	17,800,000	6/8/18	(544)
United States Dollar	2,522,500	Turkish Lira	10,400,000	6/8/18	(5,454)
United States Dollar	651,707	South African Rand	7,881,000	6/8/18	22,877
JP Morgan Chase Bank
Euro	221,648	United States Dollar	274,279	6/8/18	(5,807)
Romanian Leu	658,000	United States Dollar	175,293T	6/8/18	(4,823)
United States Dollar	829,780	Swiss Franc	770,000	5/3/18	52,579
United States Dollar	3,715,217	Euro	2,980,000	5/3/18	115,810
United States Dollar	175,293T	Euro	141,129	6/8/18	4,350
United States Dollar	420,389	British Pound	300,000	5/3/18	7,323
United States Dollar	274,280	Polish Zloty	927,000	6/8/18	10,024
United States Dollar	563,828	Russian Ruble	32,640,000	5/18/18	46,704
Royal Bank of Canada
Danish Krone	34,972	United States Dollar	5,667	5/1/18	1
Gross Unrealized Appreciation					2,648,671
Gross Unrealized Depreciation					(1,039,193)

T Cross currency forward exchange contracts
See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS

April 30, 2018 (Unaudited)

OTC Total Return Swaps

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Applied Graphene Materials PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	73,857	2,081
Ashtead Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	568,678	12,056
Biffa PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	188,398	(27,689)
Bank of Ireland Group PLC	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	819,443	(5,803)
Burberry Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	194,748	48,116
Cerved Information Solutions SpA	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	966,642	(104,752)
Electra Private Equity PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	474,147	(61,445)
First Derivatives PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	131,763	(1,937)
ContourGlobal PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	331,599	(27,442)
EURIBOR 1 Month	Grifols SA	JP Morgan Chase Bank	11/5/2018	2,555,826	104,617
LIBOR GBP 1 Month	Inmarsat PLC	JP Morgan Chase Bank	11/5/2018	52,190	9,890
Land Securities Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	571,036	23,428
London Stock Exchange Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	496,882	45,285
LIBOR GBP 1 Month	Mediclinic International PLC	JP Morgan Chase Bank	11/5/2018	48,405	(10,317)
Marwyn Value Investors Ltd	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	125,351	(24,266)
Royal Dutch Shell PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	693,505	87,069
LIBOR GBP 1 Month	Royal Dutch Shell PLC	JP Morgan Chase Bank	11/5/2018	578,863	(87,659)
RSA Insurance Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	873,106	110,605

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Renewi PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	177,540	(57,278)
SPIE SA	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	219,524	(12,406)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
LIBOR CHF 1 Month	Julius Baer Group Ltd	Bank of America	10/17/2018	140,576	4,666
ASML Holding NV	EURIBOR 1 Month	Bank of America	10/17/2018	1,331,730	42,872
Bayer AG	EURIBOR 1 Month	Bank of America	10/17/2018	661,706	12,858
EURIBOR 1 Month	Bankinter SA	Bank of America	10/17/2018	345,652	(5,136)
Continental AG	EURIBOR 1 Month	Bank of America	10/17/2018	171,895	(3,224)
Daimler AG	EURIBOR 1 Month	Bank of America	10/17/2018	360,092	(11,371)
EURIBOR 1 Month	Draegerwerk AG & Co KGaA	Bank of America	10/17/2018	80,545	25,483
Draegerwerk AG & Co KGaA	EURIBOR 1 Month	Bank of America	10/17/2018	81,020	(18,941)
EURIBOR 1 Month	Eni SpA	Bank of America	10/17/2018	510,148	(55,792)
Eurofins Scientific SE	EURIBOR 1 Month	Bank of America	10/17/2018	1,218,183	(59,081)
EURIBOR 1 Month	Valeo SA	Bank of America	10/17/2018	310,754	24,100
Wendel SA	EURIBOR 1 Month	Bank of America	10/17/2018	1,028,461	(117,806)
Merlin Properties Socimi SA	EURIBOR 1 Month	Bank of America	10/17/2018	626,192	104,984
Nexity SA	EURIBOR 1 Month	Bank of America	10/17/2018	321,623	34,768
EURIBOR 1 Month	Royal Dutch Shell PLC	Bank of America	10/17/2018	204,063	(30,876)
EURIBOR 1 Month	Red Electrica Corp SA	Bank of America	10/17/2018	88,780	(7,668)
Banco Santander SA	EURIBOR 1 Month	Bank of America	10/17/2018	964,086	(13,856)
Telepizza Group SA	EURIBOR 1 Month	Bank of America	10/17/2018	182,971	20,452
Vivendi SA	EURIBOR 1 Month	Bank of America	10/17/2018	1,254,766	96,274
Siltronic AG	EURIBOR 1 Month	Bank of America	10/17/2018	1,100,662	188,346
HeidelbergCement AG	EURIBOR 1 Month	Bank of America	10/17/2018	411,988	(16,759)
Dermapharm Holding SE	EURIBOR 1 Month	Bank of America	10/17/2018	410,565	18,731

EURIBOR 1 Month	LafargeHolcim Ltd	Bank of America	10/17/2018	410,152	12,214
Ascential PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	165,184	37,255
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Countryside Properties PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	438,983	77,646
LIBOR GBP 1 Month	Experian PLC	Bank of America	10/17/2018	199,504	(22,723)
Ibstock PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	173,600	47,543
Informa PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	470,800	66,905
LIBOR GBP 1 Month	Intertek Group PLC	Bank of America	10/17/2018	377,341	1,479
NCC Group PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	34,954	(497)
Sherborne Investors Guernsey B Ltd	LIBOR GBP 1 Month	Bank of America	10/17/2018	158,617	(20,985)
Sherborne Investors Guernsey C Ltd	LIBOR GBP 1 Month	Bank of America	10/17/2018	319,938	6,176
Smart Metering Systems PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	86,044	16,246
Blue Prism Group PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	146,640	(12,201)
LIBOR GBP 1 Month	Croda International PLC	Bank of America	10/17/2018	178,649	(5,388)
LIBOR GBP 1 Month	Barratt Developments PLC	Bank of America	10/17/2018	184,181	(11,629)
LIBOR GBP 1 Month	IWG PLC	Bank of America	10/17/2018	215,093	(19,248)
Royal Bank of Scotland Group PLC	LIBOR GBP 1 Month	JP Morgan Chase Bank	11/5/2018	713,488	17,225
Stockholm Interbank 1 Month	Telefonaktiebolaget LM Ericsson	Bank of America	10/17/2018	3,062,339	(78,138)
Fortum OYJ	EURIBOR 1 Month	Bank of America	10/17/2018	137,527	7,009
Barclays PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	365,647	(18,445)
EURIBOR 1 Month	ArcelorMittal	Bank of America	10/17/2018	64,907	(7,506)
EURIBOR 1 Month	Faurecia SA	Bank of America	10/17/2018	65,796	(3,093)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

St James's Place PLC	LIBOR GBP 1 Month	Bank of America	10/17/2018	292,315	20,402
EURIBOR 1 Month	Kerry Group PLC	Bank of America	10/17/2018	171,814	1,026
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
LIBOR CHF 1 Month	Zurich Insurance Group AG	Bank of America	10/17/2018	156,778	(10,435)
Subsea 7 SA	Oslo Bors Norway 1 Month	Barclays Bank	1/11/2019	1,039,822	5,288
EURIBOR 1 Month	Aegon NV	Bank of America	10/17/2018	341,884	(11,102)
Commerzbank AG	EURIBOR 1 Month	Barclays Bank	1/11/2019	464,650	(5,437)
EURIBOR 1 Month	Colruyt SA	Barclays Bank	1/11/2019	211,206	(6,982)
CRH PLC	EURIBOR 1 Month	Barclays Bank	1/11/2019	521,550	47,303
EURIBOR 1 Month	Enagas SA	Barclays Bank	1/11/2019	127,384	(9,089)
SAP SE	EURIBOR 1 Month	Barclays Bank	1/11/2019	299,301	19,387
EURIBOR 1 Month	Unione di Banche Italiane SpA	Barclays Bank	1/11/2019	213,281	(22,830)
EURIBOR 1 Month	Intesa Sanpaolo SpA	Barclays Bank	1/11/2019	680,070	(17,955)
EURIBOR 1 Month	FinecoBank Banca Fineco SpA	Barclays Bank	1/11/2019	71,204	(5,056)
EURIBOR 1 Month	KBC Group NV	Barclays Bank	1/11/2019	200,416	(4,431)
Heineken NV	EURIBOR 1 Month	Barclays Bank	1/11/2019	100,569	(935)
EURIBOR 1 Month	Mediobanca Banca di Credito Finanziario SpA	Barclays Bank	1/11/2019	207,750	(6,023)
EURIBOR 1 Month	Societe Generale SA	Barclays Bank	1/11/2019	208,107	(6,751)
Associated British Foods PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	252,154	16,827
BAE Systems PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	259,902	19,452
Balfour Beatty PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	404,028	46,536
LIBOR GBP 1 Month	Berkeley Group Holdings PLC	Barclays Bank	1/11/2019	113,743	(7,475)
LIBOR GBP 1 Month	British Land Co PLC/The	Barclays Bank	1/11/2019	476,670	(19,411)

Hollywood Bowl Group PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	54,184	1,036

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Bellway PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	368,310	20,155
Ferguson PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	504,835	35,887
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Hays PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	208,297	(3,903)
LIBOR GBP 1 Month	HSBC Holdings PLC	Barclays Bank	1/11/2019	60,605	(5,494)
LIBOR GBP 1 Month	J D Wetherspoon PLC	Barclays Bank	1/11/2019	182,384	(3,689)
KAZ Minerals PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	217,162	10,688
LIBOR GBP 1 Month	McCarthy & Stone PLC	Barclays Bank	1/11/2019	102,905	(3,521)
Mondi PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	265,424	23,370
Melrose Industries PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	742,106	36,708
LIBOR GBP 1 Month	Wm Morrison Supermarkets PLC	Barclays Bank	1/11/2019	119,277	(8,955)
LIBOR GBP 1 Month	Persimmon PLC	Barclays Bank	1/11/2019	593,632	(16,792)
LIBOR GBP 1 Month	J Sainsbury PLC	Barclays Bank	1/11/2019	95,551	(29,100)
LIBOR GBP 1 Month	Schroders PLC	Barclays Bank	1/11/2019	1,261,315	(39,872)
LIBOR GBP 1 Month	Smiths Group PLC	Barclays Bank	1/11/2019	256,701	(22,675)
Tesco PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	480,438	5,961
LIBOR GBP 1 Month	Lloyds Banking Group PLC	Barclays Bank	1/11/2019	302,615	4,693
NEX Group PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	748,571	(6,108)
Dechra Pharmaceuticals PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	100,904	(4,470)
3i Group PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	245,630	17,630
Johnson Matthey PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	236,581	3,671
LIBOR GBP 1 Month	Scottish Mortgage Investment Trust PLC	Barclays Bank	1/11/2019	59,371	(4,343)
Plus500 Ltd	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	192,681	22,356

Unilever PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	256,106	13,278
Prudential PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	728,608	21,109
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Virgin Money Holdings UK PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	35,674	2,519
GlaxoSmithKline PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	150,185	4,428
AstraZeneca PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	153,781	2,476
Shire PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	300,461	15,021
Standard Life Aberdeen PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	365,556	5,022
Avanza Bank Holding AB	Stockholm Interbank 1 Month	Barclays Bank	1/11/2019	2,232,247	4,811
Copenhagen Interbank 1 Month	Carlsberg A/S	Barclays Bank	1/11/2019	772,862	(733)
EURIBOR 1 Month	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Bank of America	10/17/2018	138,563	988
CGG SA	EURIBOR 1 Month	Bank of America	10/17/2018	184,131	28,913
Oslo Bors Norway 1 Month	Statoil ASA	Barclays Bank	1/11/2019	789,318	(4,085)
LIBOR GBP 1 Month	Bunzl PLC	Bank of America	10/17/2018	167,351	446
SSP Group Plc	LIBOR GBP 1 Month	Bank of America	10/17/2018	164,950	7,901
Schroders PLC	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	1,060,249	57,126
EURIBOR 1 Month	BNP Paribas SA	Barclays Bank	1/11/2019	69,006	(2,446)
Weir Group PLC/The	LIBOR GBP 1 Month	Barclays Bank	1/11/2019	191,230	(9,974)
LIBOR GBP 1 Month	Spectris PLC	Barclays Bank	1/11/2019	60,770	344
TOTAL SA	EURIBOR 1 Month	Bank of America	10/17/2018	348,484	13,579
LIBOR GBP 1 Month	Aviva PLC	Barclays Bank	1/11/2019	181,266	(1,696)
Credit Agricole SA	EURIBOR 1 Month	Barclays Bank	1/11/2019	693,132	(559)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

LIBOR CHF 1 Month	Chocoladefabriken Lindt & Spruengli AG	Morgan Stanley Capital Services	6/26/2018	155,500	(4,055)
Capgemini SE	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	1,016,900	83,830
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
EURIBOR 1 Month	ABN AMRO Group NV	Morgan Stanley Capital Services	6/26/2018	120,439	328
EURIBOR 1 Month	Air Liquide SA	Morgan Stanley Capital Services	6/26/2018	209,084	(6,534)
EURIBOR 1 Month	Banco Bilbao Vizcaya Argentaria SA	Morgan Stanley Capital Services	6/26/2018	43,658	(1,189)
Banco Comercial Portugues SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	171,038	(9,695)
BAWAG Group AG	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	466,079	(5,887)
EURIBOR 1 Month	Bankia SA	Morgan Stanley Capital Services	6/26/2018	303,556	2,537
EURIBOR 1 Month	CaixaBank SA	Morgan Stanley Capital Services	6/26/2018	652,170	(7,370)
Deutsche Post AG	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	250,794	(4,797)
Koninklijke DSM NV	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	455,993	(12,778)
Erste Group Bank AG	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	351,247	(4,132)
Essilor International Cie Generale d'Optique SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	963,297	9,535
EXOR NV	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	624,629	(14,181)
EURIBOR 1 Month	Fiat Chrysler Automobiles NV	Morgan Stanley Capital Services	6/26/2018	105,848	7,591
Henkel AG & Co KGaA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	98,468	3,920
EURIBOR 1 Month	Natixis SA	Morgan Stanley Capital Services	6/26/2018	208,940	(2,714)
Liberbank SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	1,047,346	(13,673)
Linde AG	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	418,396	31,284
Mapfre SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	243,571	(1,417)
Moncler SpA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	417,688	19,891
Randstad NV	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	346,853	792

Banco de Sabadell SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	1,354,365	(34,592)
Tenaris SA	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	626,391	1,634
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
Telecom Italia SpA/Milano	EURIBOR 1 Month	Morgan Stanley Capital Services	6/26/2018	332,416	(9,986)
EURIBOR 1 Month	Koninklijke Ahold Delhaize NV	Morgan Stanley Capital Services	6/26/2018	146,915	(1,417)
Nordea Bank AB	Stockholm Interbank 1 Month	Morgan Stanley Capital Services	6/26/2018	5,296,820	14,154
Industria de Diseno Textil SA	EURIBOR 1 Month	Barclays Bank	1/11/2019	281,746	8,447
EURIBOR 1 Month	Zalando SE	Barclays Bank	1/11/2019	85,144	596
LIBOR GBP 1 Month	Taylor Wimpey PLC	Barclays Bank	1/11/2019	178,173	(5,484)
LIBOR GBP 1 Month	Admiral Group PLC	Barclays Bank	1/11/2019	60,208	(794)
EURIBOR 1 Month	Zalando SE	Barclays Bank	1/10/2019	51,636	199
Commerzbank AG	EURIBOR 1 Month	Barclays Bank	1/10/2019	101,953	(897)
Nordea Bank AB	Stockholm Interbank 1 Month	Morgan Stanley Capital Services	6/25/2018	1,547,315	(87)
LIBOR GBP 1 Month	Lloyds Banking Group PLC	Barclays Bank	1/10/2019	116,442	200
LIBOR GBP 1 Month	Croda International PLC	Bank of America	10/16/2018	111,705	249
EURIBOR 1 Month	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Bank of America	10/16/2018	73,109	(28)
Unilever PLC	LIBOR GBP 1 Month	Barclays Bank	1/10/2019	110,352	(361)
EURO STOXX 50 Index Dividend Futures	EURIBOR 1 Month	Bank of America	12/20/2019	699,100	217,488
EURO STOXX 50 Index Dividend Futures	EURIBOR 1 Month	Bank of America	12/21/2018	1,167,665	251,078
FTSE 100 Index Dividend Futures	LIBOR GBP 1 Month	Bank of America	12/21/2018	438,074	88,671

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

EURIBOR 1 Month	EURO STOXX Food & Beverage Price EUR	JP Morgan Chase Bank	11/5/2018	271,921	2,352
EURIBOR 1 Month	EURO STOXX Chemicals Price EUR	JP Morgan Chase Bank	11/5/2018	290,320	165
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
EURO STOXX Utilities Price EUR	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	255,476	27,072
EURIBOR 1 Month	STOXX Europe 600 Health Care Price EUR	JP Morgan Chase Bank	11/5/2018	172,088	(3,321)
STOXX Europe 600 Oil & Gas Price EUR	EURIBOR 1 Month	JP Morgan Chase Bank	11/5/2018	277,554	37,112
EURIBOR 1 Month	STOXX Europe 600 Media Price EUR	JP Morgan Chase Bank	11/5/2018	867,463	(60,934)
EURIBOR 1 Month	STOXX Europe 600 Construction & Materials Price EUR	JP Morgan Chase Bank	11/5/2018	338,423	(1,767)
EURIBOR 1 Month	EURO STOXX Personal & Household Goods Price EUR	JP Morgan Chase Bank	11/5/2018	2,374,145	(195,513)
EURIBOR 1 Month	STOXX Europe 600 Insurance Price EUR	JP Morgan Chase Bank	11/5/2018	967,496	(42,088)
LIBOR GBP 1 Month	FTSE 350 Mining Index	Bank of America	10/17/2018	219,000	2,177
LIBOR GBP 1 Month	FTSE 350 General Retailers Index	Bank of America	10/17/2018	111,143	4,254
EURIBOR 1 Month	EURO STOXX Banks Price EUR	Bank of America	10/17/2018	882,140	11,397
EURIBOR 1 Month	STOXX Europe 600 Banks Price EUR	Bank of America	10/17/2018	649,359	18,380
EURIBOR 1 Month	STOXX Europe 600 Food & Beverage Price EUR	JP Morgan Chase Bank	11/5/2018	110,203	(261)
EURIBOR 1 Month	STOXX Europe 600 Industrial Goods & Services Price EUR	Barclays Bank	1/11/2019	1,377,133	(25,185)

LIBOR GBP 1 Month	FTSE 250 Index	Barclays Bank	1/11/2019	2,510,720	(89,529)
LIBOR GBP 1 Month	FTSE UK Mid Cap Tradable Plus Index	Barclays Bank	1/11/2019	387,242	(17,538)
OTC Total Return Swaps (continued)

Received Reference Entity	Paid Reference Entity	Counterparty	Expiration	Notional Amount	Unrealized Appreciation (Depreciation) ($)
EURIBOR 1 Month	STOXX Europe 600 Insurance Price EUR	JP Morgan Chase Bank	11/4/2018	355,842	75

Gross Unrealized Appreciation					2,688,124
Gross Unrealized Depreciation					(1,841,888)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
BNP Paribas
Markit iTraxx Europe Senior Financials Index
12/20/2022†	1,400,000	1.00	42,357	38,320	4,001
Goldman Sachs International
Anglo American
6/20/2023†	900,000	5.00	222,378	218,967	3,336
Markit iTraxx Europe Senior Financials Index
12/20/2022†	1,400,000	1.00	42,357	41,048	1,274
Purchased Contracts:[3]
BNP Paribas
Markit iTraxx Europe Subordinated Financial Index, Series 29
6/20/2023†	600,000	1.00	4,595	13,680	(9,070)
Markit iTraxx Europe Subordinated Financial Index, Series 29
6/20/2023†	520,000	1.00	3,982	11,730	(7,736)
Republic Of Turkey
6/20/2023†	1,500,000	1.00	63,764	64,583	(820)
Citigroup
Markit CDX Emerging Market Index, Series 29
6/20/2023†	5,600,000	1.00	104,067	112,251	(8,184)
Markit CDX Emerging Market Index, Series 29
6/20/2023†	1,600,000	1.00	29,734	31,882	(2,148)
Credit Suisse International
Gas Natural Capital
12/20/2022†	1,250,000	1.00	(33,741)	(25,434)	(8,275)
Vue International Bidco
6/20/2023†	350,000	5.00	(49,493)	(41,447)	(8,005)

OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount[1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
Goldman Sachs International
Bayerische Motoren Werke Aktie
12/20/2022†	1,300,000	1.00	(45,712)	(48,124)	2,446
Kohl's
6/20/2022†	1,150,000	1.00	(8,758)	45,873	(54,631)
Royal Bank of Scotland
6/20/2022†	1,000,000	1.00	(33,405)	(12,746)	(20,634)
HSBC
Russian Federation
6/20/2023†	1,000,000	1.00	13,408	19,815	(6,407)
JP Morgan Chase Bank
Teva Pharmaceutical Finance
6/20/2023†	600,000	1.00	40,828	41,729	(901)
Gross Unrealized Appreciation					11,057
Gross Unrealized Depreciation					(126,811)

†  Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Barclays Bank
Markit iTraxx Europe Crossover Index, Series 29
6/20/2023††	1,600,000	5.00	215,918	195,499	20,213
Markit iTraxx Europe Crossover Index Series 29
6/20/2023††	2,300,000	5.00	310,382	298,710	11,329
Markit iTraxx Europe Crossover Index Series 29
6/20/2023††	700,000	5.00	94,464	93,703	658
Markit iTraxx Europe Crossover Index Series 29
6/20/2023††	700,000	5.00	94,464	89,290	5,077
Credit Suisse International
Markit iTraxx Europe Crossover Index, Series 29
6/20/2023††	450,000	5.00	60,727	55,568	5,096
Deutsche Bank
Markit CDX North America High Yield Index, Series 30
6/20/2023††	2,000,000	5.00	149,670	121,413	28,257
Goldman Sachs International
Markit iTraxx Euro Series 28
12/20/2022††	1,400,000	1.00	44,089	40,075	3,978
Markit CDX North America High Yield Index, Series 30
6/20/2023††	860,000	5.00	64,358	54,710	9,648
JP Morgan Chase Bank
Markit iTraxx Europe Crossover Index, Series 29
6/20/2023††	220,000	5.00	29,689	26,693	2,969

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3]
Barclays Bank
Markit iTraxx Europe Index, Series 27
6/20/2022††	730,000	(1.00)	(24,136)	(21,185)	(2,933)
Markit iTraxx Europe Crossover Index, Series 29
6/20/2023††	2,300,000	(5.00)	(310,382)	(278,072)	(32,013)
Markit iTraxx Europe Crossover Index, Series 29
6/20/2023††	3,000,000	(5.00)	(404,846)	(349,064)	(55,389)
Markit CDX North America Investment Grade Index Series 30
6/20/2023††	3,250,000	(1.00)	(64,091)	(61,578)	(2,512)
Credit Suisse International
Markit iTraxx Europe Index, Series 29
6/20/2023††	1,600,000	(5.00)	(46,862)	(41,471)	(5,186)
Markit iTraxx Europe Index Series 29
6/20/2023††	1,400,000	(1.00)	(41,004)	(37,362)	(3,628)
Deutsche Bank
Markit CDX North America High Yield Index Series 30
6/20/2023††	860,000	(5.00)	(64,358)	(60,107)	(4,251)
Goldman Sachs International
Markit iTraxx Europe Crossover Index Series 28
6/20/2023††	13,600,000	(1.00)	(268,194)	(260,938)	(7,257)
Markit iTraxx Europe Series 25
6/20/2026††	820,000	(1.00)	(18,688)	(20,155)	1,488
Markit iTraxx Europe Crossover Index, Series 29
6/20/2023††	1,400,000	(5.00)	(188,928)	(162,080)	(26,665)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[3] (continued)
Goldman Sachs International (continued)
Markit CDX North America Investment Grade Index Series 30
6/20/2023††	6,800,000	(1.00)	134,097	144,273	(10,176)
JP Morgan Chase Bank
Markit iTraxx Europe Index Series 29
6/20/2023††	1,400,000	(1.00)	(41,004)	(39,015)	(1,967)
Societe Generale
Markit CDX North America Investment Grade Index, Series 30
6/20/2023††	2,000,000	(1.00)	(39,440)	(33,280)	(6,160)
Gross Unrealized Appreciation				88,713
Gross Unrealized Depreciation				(158,137)

† Clearing House-Chicago Mercantile Exchange
†† Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	97,529,914	98,275,322
Affiliated issuers	164,826,143	164,817,149
Cash		432,076
Cash denominated in foreign currency	5,873,259	5,795,708
Cash collateral held by broker—Note 4		12,586,340
Unrealized appreciation on swap agreements—Note 4		2,699,181
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		2,648,671
Receivable for investment securities sold		1,590,172
Dividends and interest receivable		1,418,577
Receivable for swap variation margin—Note 4		628,560
Receivable from broker for swap agreements—Note 4		389,670
Swap premium paid—Note 4		267,754
Prepaid expenses		34,889
		291,584,069
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		312,010
Outstanding options written, at value (premiums received $2,852,159)—Note 4		2,068,002
Unrealized depreciation on swap agreements—Note 4		1,968,699
Payable for investment securities purchased		1,169,449
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		1,039,193
Payable for shares of Common Stock redeemed		125,163
Payable for futures variation margin—Note 4		46,689
Accrued expenses		113,403
		6,842,608
Net Assets ($)		284,741,461
Composition of Net Assets ($):
Paid-in capital		280,422,041
Accumulated distributions in excess of investment income—net		(1,737,676)
Accumulated net realized gain (loss) on investments		3,310,716
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap agreements and foreign currency transactions [including ($703,585) net unrealized (depreciation) on futures and ($69,424) net unrealized (depreciation) on centrally cleared swap agreements]		2,746,380
Net Assets ($)		284,741,461

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	346,906	24,756	101,218,465	183,151,334
Shares Outstanding	27,510	2,000	8,012,309	14,496,360
Net Asset Value Per Share ($)	12.61	12.38	12.63	12.63

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Interest (net of $26,398 foreign taxes withheld at source)	1,951,664
Dividends (net of $6,141 foreign taxes withheld at source):
Unaffiliated issuers	435,587
Affiliated issuers	1,164,184
Total Income	3,551,435
Expenses:
Management fee—Note 3(a)	1,767,163
Professional fees	110,169
Registration fees	33,241
Custodian fees—Note 3(c)	20,708
Directors’ fees and expenses—Note 3(d)	11,369
Loan commitment fees—Note 2	5,385
Prospectus and shareholders’ reports	3,745
Shareholder servicing costs—Note 3(c)	1,044
Distribution fees—Note 3(b)	92
Miscellaneous	98,321
Total Expenses	2,051,237
Less—reduction in expenses due to undertaking—Note 3(a)	(58,828)
Less—reduction in fees due to earnings credits—Note 3(c)	(12,365)
Net Expenses	1,980,044
Investment Income—Net	1,571,391
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	2,429,269
Affiliated issuers	(3,278)
Net realized gain (loss) on options transactions	348,837
Net realized gain (loss) on futures	(51,060)
Net realized gain (loss) on swap agreements	2,282,935
Net realized gain (loss) on forward foreign currency exchange contracts	(2,717,954)
Net Realized Gain (Loss)	2,288,749
Net unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	(2,704,794)
Affiliated issuers	3,292
Net unrealized appreciation (depreciation) on options transactions	92,905
Net unrealized appreciation (depreciation) on futures	(414,448)
Net unrealized appreciation (depreciation) on swap agreements	30,636
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	1,251,436
Net Unrealized Appreciation (Depreciation)	(1,740,973)
Net Realized and Unrealized Gain (Loss) on Investments	547,776
Net Increase in Net Assets Resulting from Operations	2,119,167

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Operations ($):
Investment income—net	1,571,391	1,872,696
Net realized gain (loss) on investments	2,288,749	(1,037,113)
Net unrealized appreciation (depreciation) on investments	(1,740,973)	4,633,015
Net Increase (Decrease) in Net Assets Resulting from Operations	2,119,167	5,468,598
Distributions to Shareholders from ($):
Investment income—net:
Class I	(469,392)	-
Class Y	(850,840)	-
Net realized gain on investments:
Class A	(796)	-
Class C	(58)	-
Class I	(231,897)	-
Class Y	(418,919)	-
Total Distributions	(1,971,902)	-
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	-	16,000
Class I	841,938	6,156,003
Class Y	15,351,005	51,829,922
Distributions reinvested:
Class A	738	-
Class I	5,393	-
Class Y	512,715	-
Cost of shares redeemed:
Class A	-	(1,093,977)
Class I	(780,327)	(7,654,956)
Class Y	(17,746,988)	(50,397,752)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(1,815,526)	(1,144,760)
Total Increase (Decrease) in Net Assets	(1,668,261)	4,323,838
Net Assets ($):
Beginning of Period	286,409,722	282,085,884
End of Period	284,741,461	286,409,722
Undistributed (distributions in excess of) investment income—net	(1,737,676)	(1,988,835)

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
Capital Share Transactions (Shares):
Class Aa
Shares sold	-	1,277
Shares issued for distributions reinvested	59	-
Shares redeemed	-	(88,296)
Net Increase (Decrease) in Shares Outstanding	59	(87,019)
Class Ia
Shares sold	66,655	493,885
Shares issued for distributions reinvested	429	-
Shares redeemed	(61,809)	(612,889)
Net Increase (Decrease) in Shares Outstanding	5,275	(119,004)
Class Ya
Shares sold	1,214,215	4,168,786
Shares issued for distributions reinvested	40,789	-
Shares redeemed	(1,404,472)	(4,043,533)
Net Increase (Decrease) in Shares Outstanding	(149,468)	125,253

[a]

During the period ended April 30, 2018, 31,421 Class Y shares representing $396,919 were exchanged for 31,429 Class I shares and during the period ended October 31, 2017, 88,000 Class A shares representing $1,090,320 were exchanged for 87,717 Class I shares, 189,467 Class Y shares representing $2,370,148 were exchanged for 189,531 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class A Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.56	12.37	12.50
Investment Operations:
Investment income (loss)—net[b]	.05	.04	(.03)
Net realized and unrealized gain (loss) on investments	.03	.15	(.10)
Total from Investment Operations	.08	.19	(.13)
Distributions:
Dividends from net realized gain on investments	(.03)	-	-
Net asset value, end of period	12.61	12.56	12.37
Total Return (%)[c]	.63[d]	1.54	(1.04)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.76[e,f]	1.71[e]	1.94[f]
Ratio of net expenses to average net assets	1.71[e,f]	1.69[e]	1.75[f]
Ratio of net investment income (loss) to average net assets	80[e,f]	.37[e]	(.31)[f]
Portfolio Turnover Rate	153.68[d]	326.62	320.11[d]
Net Assets, end of period ($ x 1,000)	347	345	1,416

a From December 4, 2015 (commencement of operations) to October 31, 2016.
b Based on average shares outstanding.
c Exclusive of sales charge.
d Not annualized.
e Amount does not included the expense of the underlying money market fund.
f Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class C Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.38	12.28	12.50
Investment Operations:
Investment income (loss)—net[b]	.01	(.05)	(.12)
Net realized and unrealized gain (loss) on investments	.02	.15	(.10)
Total from Investment Operations	.03	.10	(.22)
Distributions:
Dividends from net realized gain on investments	(.03)	-	-
Net asset value, end of period	12.38	12.38	12.28
Total Return (%)[c]	.23[d]	.81	(1.76)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.47[e,f]	2.50[e]	2.84[f]
Ratio of net expenses to average net assets	2.43[e,f]	2.46[e]	2.50[f]
Ratio of net investment income (loss) to average net assets	.09[e,f]	(.41)[e]	(1.06)[f]
Portfolio Turnover Rate	153.68[d]	326.62	320.11[d]
Net Assets, end of period ($ x 1,000)	25	25	25

a From December 4, 2015 (commencement of operations) to October 31, 2016.
b Based on average shares outstanding.
c Exclusive of sales charge.
d Not annualized.
e Amount does not included the expense of the underlying money market fund.
f Annualized.
See notes to financial statements.

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class I Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.63	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	.07	.08	(.01)
Net realized and unrealized gain (loss) on investments	.02	.16	(.10)
Total from Investment Operations	.09	.24	(.11)
Distributions:
Dividends from investment income―net	(.06)	-	-
Dividends from net realized gain on investments	(.03)	-	-
Total Distributions	(.09)	-	-
Net asset value, end of period	12.63	12.63	12.39
Total Return (%)	.70[c]	1.94	(.88)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.45[d,e]	1.45[d]	1.67[e]
Ratio of net expenses to average net assets	1.40[d,e]	1.41[d]	1.50[e]
Ratio of net investment income (loss) to average net assets	1.11[d,e]	.64[d]	(.06)[e]
Portfolio Turnover Rate	153.68[c]	326.62	320.11[c]
Net Assets, end of period ($ x 1,000)	101,218	101,098	100,694

a From December 4, 2015 (commencement of operations) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Amount does not included the expense of the underlying money market fund.
e Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2018	Year Ended October 31,
Class Y Shares	(Unaudited)	2017	2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.63	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	.07	.08	(.01)
Net realized and unrealized gain (loss) on investments	.02	.16	(.10)
Total from Investment Operations	.09	.24	(.11)
Distributions:
Dividends from investment income―net	(.06)	-	-
Dividends from net realized gain on investments	(.03)	-	-
Total Distributions	(.09)	-	-
Net asset value, end of period	12.63	12.63	12.39
Total Return (%)	.70[c]	1.94	(.88)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.45[d,e]	1.45[d]	1.63[e]
Ratio of net expenses to average net assets	1.40[d,e]	1.41[d]	1.50[e]
Ratio of net investment income (loss) to average net assets	1.11[d,e]	.64[d]	(.06)[e]
Portfolio Turnover Rate	153.68[c]	326.62	320.11[c]
Net Assets, end of period ($ x 1,000)	183,151	184,943	179,952

a From December 4, 2015 (commencement of operations) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Amount does not included the expense of the underlying money market fund.
e Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Absolute Insight Multi-Strategy Fund (the “fund”) is a separate non-diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek total return, consisting of capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective February 1, 2018, Pareto Investment Management Limited was renamed Insight Investment International Limited (“Insight”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. As of the date of this report, the fund did not offer Class T shares for purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 Class A shares, all of the outstanding Class C shares and 7,916,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	1,900,363	-	1,900,363
Collateralized Loan Obligations	-	1,867,092	-	1,867,092
Commercial Mortgage-Backed	-	1,060,211	-	1,060,211
Corporate Bonds†	-	51,142,143		51,142,143
Equity Securities – Foreign Common Stocks†	4,179,401	-	-	4,179,401
Equity Securities – Foreign Preferred Stocks†	545,119	-	-	545,119
Foreign Government	-	22,842,337	-	22,842,337
Foreign Investment Companies	4,534,087	-	-	4,534,087
Registered Investment Companies	164,817,149	-	-	164,817,149
Residential Mortgage-Backed	-	2,521,375	-	2,521,375
U.S. Government Agencies/ Mortgage-Backed	-	6,027,176	-	6,027,176
Other Financial Instruments:
Futures††	133,760	-	-	133,760
Forward Foreign Currency Exchange Contracts††	-	2,648,671	-	2,648,671
Options Purchased	1,533,379	122,639	-	1,656,018
Swaps††	-	2,787,894	-	2,787,894

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(837,345)	-	-	(837,345)
Forward Foreign Currency Exchange Contracts††	-	(1,039,193)	-	(1,039,193)
Options Written	(1,465,797)	(602,205)	-	(2,068,002)
Swaps††	-	(2,126,836)	-	(2,126,836)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

Certain affiliated investment companies may also invest in the fund. At April 30, 2018, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 3,664,473, Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”),

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying money market fund are reflected in the underlying money market fund’s net asset value. In addition, Dreyfus has agreed to waive a portion of its management fee equal to the management fee Dreyfus receives from the money market underlying fund with respect to the assets of the fund within underlying money market fund. The reduction in expenses, pursuant to the undertaking, amounted to $58,828 during the period ended April 30, 2018.

Dreyfus has also contractually agreed, from November 1, 2017 through March 1, 2019, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying money market fund and extraordinary expenses) do not exceed 1.50% of the value of the fund’s average daily net assets. There was no reimbursement pursuant to the undertaking during the period ended April 30, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Insight, Insight serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $92 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $430 and $31, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $487 for transfer agency services and $18 for cash management services. These fees are included in Shareholder servicing costs in the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Statement of Operations. Cash management fees were offset by earnings credits of $18.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $20,708 pursuant to the custody agreement. These fees were partially offset by earnings credits of $12,347.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $293,471, Distribution Plan fees $15, Shareholder Services Plan fees $76, custodian fees $21,083, Chief Compliance Officer fees $4,214 and transfer agency fees $137, which are offset against an expense reimbursement currently in effect in the amount of $6,986.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period ended April 30, 2018, amounted to $150,724,200 and $208,399,243, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2018 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Total return swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements:

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	73,794	[1]	Interest rate risk	(124,310)	[1]
Equity risk	4,281,469	[1,2,3]	Equity risk	(4,020,720)	[1,2,4]
Foreign exchange risk	2,725,815	[3,5]	Foreign exchange risk	(1,265,709)	[4,5]
Credit risk	145,265	[2,3]	Credit risk	(660,637)	[2,4]
Gross fair value of derivative contracts	7,226,343			(6,071,376)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap
Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

[3]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]			Outstanding options written, at value.
[5]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	513,621		(14,054)		-		-		499,567
Equity	(564,681)		599,480		-		2,163,420		2,198,219
Foreign exchange	-		(361,888)		(2,717,954)		-		(3,079,842)
Credit	-		125,299		-		119,515		244,814
Total	(51,060)		348,837		(2,717,954)		2,282,935		(137,242)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	30,208		78,516		-		-		108,724
Equity	(444,656)		(198,783)		-		260,362		(383,077)
Foreign exchange	-		167,392		1,251,436		-		1,418,828
Credit	-		45,780		-		(229,726)		(183,946)
Total	(414,448)		92,905		1,251,436		30,636		960,529

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	133,760	(837,345)
Options	1,656,018	(2,068,002)
Forward contracts	2,648,671	(1,039,193)
Swaps	2,787,894	(2,126,836)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	7,226,343	(6,071,376)
Derivatives not subject to
Master Agreements	(1,755,852)	2,479,000
Total gross amount of assets
and liabilities subject to
Master Agreements	5,470,491	(3,592,376)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	1,550,348		(713,998)	(510,000)		326,350
Barclays Bank	486,213		(463,868)	(22,345)		-
BNP Paribas	94,508		(33,476)	-		61,032
Citigroup	348,692		(180,389)	-		168,303
Goldman Sachs International	396,220		(396,220)	-		-
HSBC	1,655,075		(702,762)	-		952,313
JP Morgan Chase Bank	763,938		(736,409)	-		27,529
Morgan Stanley Capital Services	175,496		(137,334)	(38,162)		-
Royal Bank of Canada	1		-	-		1
Total	5,470,491		(3,364,456)	(570,507)		1,535,528

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(713,998)		713,998	-		-
Barclays Bank	(463,868)		463,868	-		-
BNP Paribas	(33,476)		33,476	-		-
Citigroup	(180,389)		180,389	-		-
Goldman Sachs International	(624,140)		396,220	227,920		-
HSBC	(702,762)		702,762	-		-
JP Morgan Chase Bank	(736,409)		736,409	-		-
Morgan Stanley Capital Services	(137,334)		137,334	-		-
Total	(3,592,376)		3,364,456	227,920		-

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	13,343,266
Equity options contracts	2,935,194
Interest rate futures	45,000,808
Interest rate options contracts	11,172
Foreign currency options contracts	368,627
Forward contracts	196,339,982
Credit options contracts	205,800

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2018:

Average Notional Value ($)
Equity total return swap agreements	97,278,307
Credit default swap agreements	103,187,272

At April 30, 2018, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $3,087,522, consisting of $9,600,544 gross unrealized appreciation and $6,513,022 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

BNY Mellon Absolute Insight Multi-Strategy Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Insight Investment
International Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: MAJAX Class C: MAJCX Class I: MAJIX Class Y: MAJYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 4012SA0418

BNY Mellon Insight Broad Opportunities Fund

SEMIANNUAL REPORT April 30, 2018

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Insight Broad Opportunities Fund	The Fund

A LETTER FROM THE PRESIDENT OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Insight Broad Opportunities Fund, covering the period from the fund’s inception on November 27, 2017 through April 30, 2018. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Heightened volatility has returned to the financial markets. After a period of unusually mild price swings in 2017, inflation concerns, geopolitical tensions and potential trade disputes caused volatility to increase substantially over the opening months of 2018. As a result, U.S. stocks and bonds either produced flat returns or lost a degree of value over the first four months of the year.

Stocks set a series of new record highs through January 2018 before market volatility took its toll, enabling stocks across all capitalization ranges to produce positive returns for the full six-month reporting period. Stocks gained value amid growing corporate earnings, improving global economic conditions and the enactment of tax reform legislation and other government policy reforms. In contrast, most sectors of the U.S. bond market lost a degree of value when short-term interest rates climbed, inflation expectations increased and yield differences began to widen between corporate-backed bonds and U.S. Treasury securities.

In our judgment, underlying market fundamentals remain strong, characterized by sustained economic growth, a robust labor market and strong consumer and business confidence. We expect these favorable conditions to persist, but we remain aware of economic and political developments that could negatively affect the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee Laroche-Morris
President
The Dreyfus Corporation
May 15, 2018

2

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from the fund’s inception on November 27, 2017 through April 30, 2018, as provided by primary portfolio managers Matthew Merritt, Steve Waddington, and Michael Ford of Insight Investment International Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the period between the fund’s inception on November 27, 2017 and April 30, 2018, BNY Mellon Insight Broad Opportunities Fund’s Class A shares produced a total return of -0.56%, Class C shares returned -0.88%, Class I shares returned -0.48%, and Class Y shares returned -0.48%.1 In comparison, the fund’s benchmark, the Citi One-Month U.S. Treasury Bill Index (the “Index”) produced a total return of 0.58% for the period from November 30, 2017 through April 30, 2018.2,3

Prices of global stocks and real assets advanced moderately over the reporting period. At first, the environment of synchronized global economic growth and rising interest rates in major developed markets continued, but economic data softened somewhat later in the period. The fund underperformed the Index, mainly due to weakness in its equity and fixed-income strategies during the first quarter of 2018.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally allocates its assets among a broad range of asset classes, including equities, fixed income, currencies, real estate, listed infrastructure and commodities, in developed and emerging markets. The fund seeks to gain exposure to various asset classes through direct investments in securities or derivative instruments and by investing in other investment companies (underlying funds), including exchange-traded funds (ETFs).

The fund’s sub-adviser dynamically adjusts the allocation of the fund’s investments in seeking to opportunistically take advantage of investment strategies that are particularly attractive at the time of implementation, while limiting downside risk and volatility over a market cycle (typically five years).

Economic Growth Amid Rising Volatility

Global equity markets gained ground in December 2017 and January 2018, supported by improving economic conditions and rising corporate earnings. Asian equity markets led the advance, as Japanese equities responded positively to upward revisions of domestic growth forecasts and better-than-expected corporate earnings. U.S. stocks posted gains when tax reform legislation reduced corporate tax rates and earnings continued to grow. Global growth trends enabled U.K. equities to climb despite a lackluster local economy and concerns regarding the country’s exit from the European Union. Eurozone markets lagged global market averages despite improving regional economic fundamentals.

February and March 2018 saw heightened market volatility and declining stock prices, which we believe were sparked by extreme positioning in the volatility market. Concerns over U.S. inflationary pressures and uncertainties surrounding the possibility of more protectionist U.S. trade policies eased in April, and higher oil prices benefited energy stocks toward the reporting period’s end.

Global government bonds, on a currency-hedged basis, were negative over the reporting period amid rising interest rates and intensifying inflation concerns. Meanwhile, commodities and infrastructure markets responded positively during the reporting period to surging oil prices and higher industrial metal prices.

Stock Market Volatility Dampened Fund Results

The fund began operations by generating a positive absolute return in December 2017, with roughly equal contributions to performance from our total return strategies, equities, real assets, and fixed-income securities.

3

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

The fund lost a degree of value over the first quarter of 2018 amid heightened market volatility and an increase in global trade tensions. Declining U.S. technology and infrastructure-related stocks weighed on equity returns, and government bonds offered few diversification benefits in an environment of rising interest rates and accelerating inflation. Better results from the fund’s total return strategies helped offset weakness in its equity and fixed-income positions, as several currency, range-bound equity, and downside equity protection trades proved profitable.

The fund returned to producing a positive absolute return in April, when European and U.K. equity holdings benefited from currency weakness, and positions in Japanese, Asian, U.S. and emerging equity markets gained value. In the fund’s total return strategies, a broad range of new option positions fared well. An inflation breakeven position – consisting of a long position in Treasury Inflation - Protected Securities, paired with a short position in nominal Treasury futures – also bolstered performance, and the fund’s real asset component benefited from rebounding infrastructure exposure and rising oil and industrial metal prices. However, within the fund’s fixed-income component, emerging-market holdings detracted from performance.

Maintaining a Broadly Diversified Investment Posture

We recently have seen signs of moderating U.S. and global economic growth, and market conditions have become more volatile. In this environment, we have maintained a broadly diversified portfolio designed to participate in market gains while mitigating downside risks. As of the reporting period’s end, approximately 34.2% of the fund’s assets was allocated to fixed-income securities, 22.1% to global equities, 13.9% to total return strategies, 12.8% to real assets, and 16.9% to cash.

May 15, 2018

1  Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through November 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the returns would have been lower. Past performance is no guarantee of future results.

2  Source: Lipper Inc. — The Citi One-Month U.S. Treasury Bill Index consists of the last one-month Treasury bill month-end rates. The Citi One-Month U.S. Treasury Bill Index measures return equivalents of yield averages. The instruments are not marked to market. Investors cannot invest directly in any index.

3  For comparative purposes, the value of the Index as of 11/30/17 is used as the beginning value of 11/27/17 (the fund’s inception).

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Foreign bonds are subject to special risks, including exposure to currency fluctuations, changing political and economic conditions, and potentially less liquidity. These risks are generally greater with emerging market countries than with more economically and politically established foreign countries.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

The fund may use derivative instruments, such as options, futures, options on futures, forward contracts, swaps (including credit default swaps on corporate bonds and asset-backed securities), options on swaps, and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Insight Broad Opportunities Fund from November 27, 2017 (commencement of operations) to April 30, 2018. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2018
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.95	$8.12	$3.90	$3.90
Ending value (after expenses)	$994.40	$991.20	$995.20	$995.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2018††
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†††	$5.86	$9.59	$4.61	$4.61
Ending value (after expenses)	$1,018.99	$1,015.27	$1,020.23	$1,020.23

† Expenses are equal to the fund’s annualized expense ratio of .1.17% for Class A, 1.92% for Class C, .92% for Class I and .92% for Class Y, multiplied by the average account value over the period, multiplied by 155/365 (to reflect the actual days in the period).
†† Please note that while the Class A, Class C, Class I and Class Y shares commenced initial offering on November 27, 2017, the hypothetical expense paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period November 1, 2017 to April 30, 2018.
††† Expenses are equal to the fund’s annualized expense ratio of 1.17% for Class A, 1.92% for Class C, .92% for Class I and .92% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2018 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 10.4%
Spain - 1.6%
Spanish Government, Unscd. Bonds	EUR	1.50	4/30/27	375,000	[b]	466,851
United Kingdom - 1.4%
European Residential Loan Securitisation, Ser. 2018-1, Cl. A, 1 Month EURIBOR + 1.00%	EUR	0.63	3/24/61	97,648	[c,d]	117,193
United Kingdom Gilt, Unscd. Bonds	GBP	3.25	1/22/44	172,000		304,822
					422,015
United States - 7.4%
U.S. Treasury Inflation Protected Securities, Bonds		2.13	2/15/40	149,737	[e]	187,993
U.S. Treasury Inflation Protected Securities, Bonds		1.38	2/15/44	512,736	[e]	567,336
U.S. Treasury Inflation Protected Securities, Notes		0.50	1/15/28	1,513,905	[e]	1,475,314
					2,230,643
Total Bonds and Notes (cost $3,087,683)				3,119,509
Description				Shares		Value ($)
Common Stocks - 25.4%
United States - 25.4%
iShares Commodities Select Strategy ETF				31,017		1,191,363
iShares iBoxx $ High Yield Corporate Bond ETF				6,982		598,357
iShares iBoxx $ Investment Grade Corporate Bond ETF				23,062		2,657,204
iShares International High Yield Bond ETF				11,034		605,105
iShares JP Morgan EM Local Currency Bond ETF				23,537	[f]	1,146,487
iShares JP Morgan USD Emerging Markets Bond ETF				12,950		1,426,313
Total Common Stocks (cost $7,781,786)				7,624,829

6

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount	Value ($)
Options Purchased - 2.5%
Call Options - 1.4%
CBOE Volatility Index, Contracts 261 Morgan Stanley Capital Services	22.00	5/2018	574,200	13,050
EURO STOXX 50 Price EUR Index, Contracts 18 Morgan Stanley Capital Services	3,700	12/2018	666,000	10,373
EURO STOXX 50 Price EUR Index, Contracts 18 Morgan Stanley Capital Services	3,700	6/2018	666,000	587
EURO STOXX 50 Price EUR Index, Contracts 9 Morgan Stanley Capital Services	3,550	5/2018	319,500	1,283
FTSE 100 Index, Contracts 26 Morgan Stanley Capital Services	7,200	6/2018	1,872,000	106,130
FTSE MIB Index, Contracts 11 Morgan Stanley Capital Services	23,000	12/2018	644,000	47,708
FTSE MIB Index, Contracts 5 Morgan Stanley Capital Services	23,500	6/2018	305,500	8,381
Hang Seng China Enterprises Index, Contracts 5 Morgan Stanley Capital Services	13,800	5/2018	3,450,000	255
Hang Seng China Enterprises Index, Contracts 7 Morgan Stanley Capital Services	13,000	9/2018	4,550,000	11,327
IBEX MINI Index, Contracts 64 Morgan Stanley Capital Services	9,800	12/2018	627,200	31,933
iShares 20+ Year Treasury Bond ETF, Contracts 63 Morgan Stanley Capital Services	122.00	1/2019	768,600	16,632
iShares iBoxx High Yield Corporate Bond ETF, Contracts 171 Morgan Stanley Capital Services	88.00	6/2018	1,504,800	513
iShares MSCI Emerging Markets ETF, Contracts 157 Morgan Stanley Capital Services	45.00	1/2019	706,500	72,848
iShares MSCI Emerging Markets ETF, Contracts 207 Morgan Stanley Capital Services	46.00	6/2018	952,200	39,123
iShares MSCI Emerging Markets ETF, Contracts 193 Morgan Stanley Capital Services	49.00	9/2018	945,700	28,757

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount	Value ($)
Options Purchased - 2.5% (continued)
Call Options - 1.4% (continued)
Nikkei 225 Index, Contracts 4 Morgan Stanley Capital Services	22,500	6/2018	90,000,000	15,555
S&P 500 Index, Contracts 3 Morgan Stanley Capital Services	2,800	6/2018	840,000	1,062
S&P 500 Index, Contracts 8 Morgan Stanley Capital Services	2,740	5/2018	2,192,000	2,000
S&P 500 Index, Contracts 3 Morgan Stanley Capital Services	2,750	5/2018	825,000	531
S&P 500 Index, Contracts 4 Morgan Stanley Capital Services	2,825	9/2018	1,130,000	8,048
US Treasury 10 Year June Future, Contracts 17 Morgan Stanley Capital Services	121.00	5/2018	17,000	1,328
				417,424
Put Options - 1.1%
Deutsche Boerse, Contracts 12 Morgan Stanley Capital Services	11,900	6/2018	714,000	5,248
EURO STOXX 50 Price EUR Index, Contracts 56 Morgan Stanley Capital Services	3,150	7/2018	1,764,000	11,907
FTSE 100 Index, Contracts 7 Morgan Stanley Capital Services	6,500	5/2018	455,000	193
FTSE 100 Index, Contracts 7 Morgan Stanley Capital Services	6,700	5/2018	469,000	289
Hang Seng China Enterprises Index, Contracts 9 Morgan Stanley Capital Services	12,800	6/2018	5,760,000	45,354
iShares MSCI Emerging Markets ETF, Contracts 163 Morgan Stanley Capital Services	45.00	6/2018	733,500	8,476
Japanese Yen, Contracts 1,000,000 Citigroup	106.75	7/2018	1,000,000	7,393
Japanese Yen, Contracts 1,000,000 Goldman Sachs International	109.80	7/2018	1,000,000	18,083
Russell 2000 Index, Contracts 6 Morgan Stanley Capital Services	1,460	12/2018	876,000	27,930

8

Description /Number of Contracts/Counterparty	Exercise Price	Expiration Date	Notional Amount		Value ($)
Options Purchased - 2.5% (continued)
Put Options - 1.1% (continued)
S&P 500 Index, Contracts 11 Morgan Stanley Capital Services	2,500	7/2018	2,750,000		34,100
S&P 500 Index, Contracts 11 Morgan Stanley Capital Services	2,575	7/2018	2,832,500		54,945
S&P 500 Index, Contracts 6 Morgan Stanley Capital Services	2,600	6/2018	1,560,000		21,060
S&P 500 Index, Contracts 4 Morgan Stanley Capital Services	2,400	5/2018	960,000		640
S&P 500 Index, Contracts 3 Morgan Stanley Capital Services	2,850	9/2018	855,000		67,485
S&P 500 Weeklys Index, Contracts 3 Morgan Stanley Capital Services	2,700	5/2018	810,000		20,583
				323,686
Total Options Purchased (cost $905,081)			741,110
Description			Shares		Value ($)
Investment Companies - 8.4%
United Kingdom - 8.4%
3i Infrastructure			90,000	[d]	271,907
Amedeo Air Four Plus			162,500		234,901
GCP Infrastructure Investments			274,000		457,943
Greencoat UK Wind			209,000		351,033
HICL Infrastructure Company			208,645		417,652
International Public Partnerships			140,000		279,472
John Laing Infrastructure Fund			227,000		358,765
Renewables Infrastructure Group			108,000		157,308
Total Investment Companies (cost $2,556,517)			2,528,981

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	7-Day Yield (%)	Shares	Value ($)
Other Investment - 37.4%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	1.71	1,354,937	[g] 1,354,937

Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	1.82	9,870,029	[g] 9,870,029
Total Other Investment (cost $11,224,966)		11,224,966
Total Investments (cost $25,556,033)		84.1%	25,239,395
Cash and Receivables (Net)		15.9%	4,756,919
Net Assets		100.0%	29,996,314

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, these securities were valued at $466,851 or 1.56% of net assets.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Illiquid security. At the period end, the value of these securities amounted to $389,100 or 1.3% of net assets.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	37.4
Exchange-Traded Funds	25.4
Mutual Funds: Foreign	8.4
US Government Securities	7.4
Foreign/Governmental	2.6
Options Purchased	2.5
Asset-Backed	.4
84.1

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Registered Investment Companies	Value 11/27/17 ($)	Purchases ($)†	Sales ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	-	52,226,740	50,871,803
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	-	17,975,566	8,105,537
Total	-	70,202,306	58,977,340

Registered Investment Companies	Value 4/30/18 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	1,354,937	4.5	18,132
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	9,870,029	32.9	58,564
Total	11,224,966	37.4	76,696

† Includes reinvested dividends/distributions.
See notes to financial statements.

11

STATEMENT OF FUTURES

April 30, 2018 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
ASX SPI 200	3	6/2018	337,204[a]	336,861	(343)
DJ Euro Stoxx 50	32	6/2018	1,281,649[a]	1,342,463	60,814
Euro 30 Year Bond	2	6/2018	387,787[a]	394,981	7,194
Euro BTP Italian Government Bond	3	6/2018	493,194[a]	503,604	10,410
Euro Stoxx 50	25	12/2019	382,507[a]	379,186	(3,321)
Euro Stoxx 50 Dividend	35	12/2020	538,013[a]	544,808	6,795
Euro-Bobl	6	6/2018	944,254[a]	949,172	4,918
Euro-Bond	13	6/2018	2,488,070[a]	2,492,024	3,954
FTSE 100	13	6/2018	1,264,448[a]	1,335,132	70,684
FTSE/JSE Top 40 Index	10	6/2018	424,163[a]	415,780	(8,383)
H Shares Index	6	5/2018	463,662[a]	468,807	5,145
KOSPI 200	4	6/2018	289,180[a]	302,233	13,053
Long Gilt	9	6/2018	1,495,574[a]	1,514,848	19,274
Nikkei 225 Index US denominated	6	6/2018	630,583	673,500	42,917
Singapore Exchange CNY Nifty Index	20	5/2018	424,804	431,400	6,596
Standard & Poor's 500 E-mini	10	6/2018	1,382,792	1,323,500	(59,292)
U.S. Treasury 10 Year Notes	7	6/2018	842,432	837,375	(5,057)
Futures Short
Euro-Schatz	15	6/2018	(2,026,319)[a]	(2,027,225)	(906)
U.S. Treasury Ultra Long Bond	4	6/2018	(620,588)	(628,500)	(7,912)
Ultra 10 Year U.S. Treasury Notes	26	6/2018	(3,326,526)	(3,325,156)	1,370
Gross Unrealized Appreciation				253,124
Gross Unrealized Depreciation				(85,214)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

12

STATEMENT OF OPTIONS WRITTEN

April 30, 2018 (Unaudited)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options:
Markit CDX North America High Yield Index Series 30 September 2018 @ 105	Bank of America	1,900	199,500	[b]	(25,447)
Markit iTraxx Europe Crossover Index Series 29 September 2018 @ 312.5	Goldman Sachs International	1,500	468,750	[b]	(31,783)
CAC 40 Index June 2018 @ 5,200	Morgan Stanley Capital Services	11	572,000	EUR	(32,550)
Chicago Board Options Exchange May 2018 @ 20	Morgan Stanley Capital Services	261	522,000		(16,965)
Deutsche Boerse AG June 2018 @ 13,350	Morgan Stanley Capital Services	12	801,000	EUR	(1,305)
EURO STOXX 50 Price EUR Index June 2018 @ 3,900	Morgan Stanley Capital Services	18	702,000	EUR	(43)
EURO STOXX 50 Price EUR Index December 2018 @ 3,900	Morgan Stanley Capital Services	18	702,000	EUR	(3,044)
FTSE 100 Index June 2018 @ 7,300	Morgan Stanley Capital Services	26	1,898,000	GBP	(76,421)
FTSE MIB Index December 2018 @ 24,500	Morgan Stanley Capital Services	11	686,000	EUR	(23,189)
Hong Kong Stock Exchange Hang Seng Index September 2018 @ 13,800	Morgan Stanley Capital Services	7	4,830,000	HKD	(5,173)
IBEX MINI Index December 2018 @ 10,300	Morgan Stanley Capital Services	64	659,200	EUR	(15,618)
iShares 20+ Year Treasury Bond ETF January 2019 @ 128	Morgan Stanley Capital Services	63	806,400		(8,064)
iShares MSCI Emerging Markets ETF June 2018 @ 48	Morgan Stanley Capital Services	207	993,600		(15,525)
iShares MSCI Emerging Markets ETF September 2018 @ 49	Morgan Stanley Capital Services	193	945,700		(12,931)
iShares MSCI Emerging Markets ETF January 2019 @ 48	Morgan Stanley Capital Services	157	753,600		(43,646)
Nikkei 225 June 2018 @ 23,750	Morgan Stanley Capital Services	4	95,000,000	JPY	(2,013)
Russell 2000 Index May 2018 @ 1,550	Morgan Stanley Capital Services	6	930,000		(8,616)
Russell 2000 Index December 2018 @ 1,760	Morgan Stanley Capital Services	6	1,056,000		(6,252)
S&P 500 Index September 2018 @ 2,925	Morgan Stanley Capital Services	4	1,170,000		(2,760)

13

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Call Options: (continued)
S&P/ASX 200 June 2018 @ 5,900	Morgan Stanley Capital Services	8	472,000	AUD	(9,112)
Australian Dollar June 2018 @ AUD 0.805	Goldman Sachs International	1,449,000	1,449,000		(183)
Canadian Dollar August 2018 @ CAD 1.29	HSBC	925,000	925,000		(10,500)
Japanese Yen July 2018 @ JPY 112.5	Citigroup	1,000,000	1,000,000		(2,594)
Japanese Yen July 2018 @ JPY 114.3	Goldman Sachs International	1,000,000	1,000,000		(858)
US Treasury 10 Year June Future May 2018 @ 122	Morgan Stanley Capital Services	17	17,000		(531)
Put Options:
Markit CDX North America High Yield Index Series 30 September 2018 @ 105	Bank of America	1,900	199,500	[b]	(25,001)
Markit iTraxx Europe Crossover Index Series 29 September 2018 @ 312.5	Goldman Sachs International	1,500	468,750	[b]	(19,700)
CAC 40 Index June 2018 @ 5,200	Morgan Stanley Capital Services	11	572,000	EUR	(4,298)
Chicago Board Options Exchange May 2018 @ 17	Morgan Stanley Capital Services	261	443,700		(45,675)
Deutsche Boerse AG June 2018 @ 11,400	Morgan Stanley Capital Services	12	684,000	EUR	(2,566)
EURO STOXX 50 Price EUR September 2018 @ 2,850	Morgan Stanley Capital Services	84	2,394,000	EUR	(15,222)
EURO STOXX 50 Price EUR Index June 2018 @ 3,100	Morgan Stanley Capital Services	18	558,000	EUR	(1,326)
EURO STOXX 50 Price EUR Index December 2018 @ 2,850	Morgan Stanley Capital Services	18	513,000	EUR	(6,785)
FTSE 100 Index June 2018 @ 6,350	Morgan Stanley Capital Services	13	825,500	GBP	(1,074)
FTSE MIB Index December 2018 @ 18,500	Morgan Stanley Capital Services	11	518,000	EUR	(6,379)
Hong Kong Stock Exchange Hang Seng Index June 2018 @ 12,000	Morgan Stanley Capital Services	18	10,800,000	HKD	(36,696)
Hong Kong Stock Exchange Hang Seng Index September 2018 @ 10,400	Morgan Stanley Capital Services	7	3,640,000	HKD	(6,912)
IBEX MINI Index December 2018 @ 8,100	Morgan Stanley Capital Services	64	518,400	EUR	(6,031)
iShares 20+ Year Treasury Bond ETF January 2019 @ 109	Morgan Stanley Capital Services	63	686,700		(7,434)

14

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Put Options: (continued)
iShares iBoxx $ High Yield Corporate Bond ETF June 2018 @ 84	Morgan Stanley Capital Services	171	1,436,400		(8,208)
iShares MSCI Emerging Markets ETF June 2018 @ 39	Morgan Stanley Capital Services	207	807,300		(1,449)
iShares MSCI Emerging Markets ETF June 2018 @ 42	Morgan Stanley Capital Services	326	1,369,200		(5,216)
iShares MSCI Emerging Markets ETF September 2018 @ 49	Morgan Stanley Capital Services	193	945,700		(22,774)
iShares MSCI Emerging Markets ETF January 2019 @ 35	Morgan Stanley Capital Services	157	549,500		(10,362)
Nikkei 225 June 2018 @ 19,500	Morgan Stanley Capital Services	4	78,000,000	JPY	(1,025)
Russell 2000 Index May 2018 @ 1,550	Morgan Stanley Capital Services	6	930,000		(13,602)
Russell 2000 Index December 2018 @ 1,400	Morgan Stanley Capital Services	6	840,000		(27,522)
S&P 500 Index May 2018 @ 2,600	Morgan Stanley Capital Services	3	780,000		(5,130)
S&P 500 Index June 2018 @ 2,325	Morgan Stanley Capital Services	16	3,720,000		(47,552)
S&P 500 Index June 2018 @ 2,350	Morgan Stanley Capital Services	3	705,000		(1,650)
S&P 500 Index June 2018 @ 2,425	Morgan Stanley Capital Services	12	2,910,000		(11,160)
S&P 500 Index September 2018 @ 2,275	Morgan Stanley Capital Services	16	3,640,000		(34,720)
S&P 500 Index September 2018 @ 2,500	Morgan Stanley Capital Services	4	1,000,000		(21,240)
S&P 500 Index September 2018 @ 2,650	Morgan Stanley Capital Services	6	1,590,000		(57,240)
S&P 500 Weeklys Index May 2018 @ 2,550	Morgan Stanley Capital Services	6	1,530,000		(8,100)
S&P/ASX 200 June 2018 @ 5,900	Morgan Stanley Capital Services	8	472,000	AUD	(4,248)
Australian Dollar June 2018 @ AUD 0.805	Goldman Sachs International	1,390,500	1,390,500		(39,011)
Canadian Dollar August 2018 @ CAD 1.29	HSBC	925,000	925,000		(17,213)
Japanese Yen July 2018 @ JPY 104.75	Citigroup	1,000,000	1,000,000		(3,771)
Japanese Yen July 2018 @ JPY 108	Goldman Sachs International	1,000,000	1,000,000		(10,234)

15

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

Description/ Expiration Date/ Exercise Price	Counterparty	Number of Contracts	Notional Amount	[a]	Value ($)
Put Options: (continued)
US Treasury 10 Year June Future May 2018 @ 118.5	Morgan Stanley Capital Services	17	17,000		(1,859)
Total Options Written (premiums received $1,207,759)					(893,508)

a Notional amount stated in U.S. Dollars unless otherwise indicated.
b Exercise price is reference as basis points.

AUD—Australian Dollar

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

See notes to financial statements.

16

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2018 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Bank of America
United States Dollar	110,827	Euro	90,000	5/3/18	2,120
Citigroup
United States Dollar	175,821	British Pound	125,000	5/3/18	3,710
Goldman Sachs International
Swiss Franc	265,000	United States Dollar	276,007	5/3/18	(8,529)
United States Dollar	427,885	Euro	350,000	5/3/18	5,136
HSBC
Euro	115,000	United States Dollar	142,345	5/3/18	(3,442)
British Pound	120,000	United States Dollar	168,031	5/3/18	(2,804)
United States Dollar	3,940,566	British Pound	2,800,000	5/3/18	85,281
JP Morgan Chase Bank
United States Dollar	285,574	Swiss Franc	265,000	5/3/18	18,095
United States Dollar	1,903,273	Euro	1,526,000	5/3/18	60,087
United States Dollar	168,156	British Pound	120,000	5/3/18	2,929
UBS
United States Dollar	141,878	Euro	115,000	5/3/18	2,975
Gross Unrealized Appreciation					180,333
Gross Unrealized Depreciation					(14,775)

See notes to financial statements.

17

STATEMENT OF SWAP AGREEMENTS

April 30, 2018 (Unaudited)

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount [1]	(Pay) Receive Fixed Rate (%)	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:[2]
Barclays Bank
Markit iTraxx Europe Crossover Index Series 29
6/20/2023††	600,000	5.00	80,892	(73,683)	7,209
Deutsche Bank
Markit CDX North America High Yield Index Series 30
6/20/2023††	725,000	5.00	54,255	(44,012)	10,243
Purchased Contracts:[3]
Bank of America
Markit iTraxx Europe Index Series 29
6/20/2023††	600,000	(5.00)	(17,496)	15,426	(2,070)
Societe Generale
Markit CDX North America Investment Grade Index Series 30
6/20/2023††	725,000	(1.00)	(14,297)	12,064	(2,233)
Gross Unrealized Appreciation				17,452
Gross Unrealized Depreciation				(4,303)

† Clearing House-Chicago Mercantile Exchange
†† Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
2 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
3 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

18

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2018 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	14,331,067	14,014,429
Affiliated issuers	11,224,966	11,224,966
Cash denominated in foreign currency	370,841	362,884
Cash collateral held by broker—Note 4		4,987,084
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		180,333
Swap premium paid—Note 4		90,205
Dividends and interest receivable		39,337
Receivable for futures variation margin—Note 4		12,211
Due from The Dreyfus Corporation and affiliates—Note 3(c)		18,146
Prepaid expenses		114,821
		31,044,416
Liabilities ($):
Cash overdraft due to Custodian		4,370
Outstanding options written, at value (premiums received $1,207,759)—Note 4		893,508
Payable for swap variation margin—Note 4		83,283
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		14,775
Accrued expenses		52,166
		1,048,102
Net Assets ($)		29,996,314
Composition of Net Assets ($):
Paid-in capital		30,148,480
Accumulated undistributed investment income—net		205,264
Accumulated net realized gain (loss) on investments		(702,292)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions and foreign currency transactions (including $167,910 net unrealized appreciation on futures and $13,149 net unrealized appreciation on centrally cleared swap agreements)		344,862
Net Assets ($)		29,996,314

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	996,330	991,564	14,075,383	13,933,037
Shares Outstanding	80,160	80,000	1,131,440	1,120,000
Net Asset Value Per Share ($)	12.43	12.39	12.44	12.44

See notes to financial statements.

19

STATEMENT OF OPERATIONS

From November 27, 2017 (commencement of operations) to April 30, 2018 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	221,295
Affiliated issuers	76,696
Interest	29,578
Total Income	327,569
Expenses:
Management fee—Note 3(a)	95,424
Prospectus and shareholders’ reports	65,576
Professional fees	62,797
Registration fees	37,990
Custodian fees—Note 3(c)	7,500
Distribution fees—Note 3(b)	3,144
Shareholder servicing costs—Note 3(c)	2,277
Directors’ fees and expenses—Note 3(d)	1,174
Loan commitment fees—Note 2	466
Miscellaneous	15,891
Total Expenses	292,239
Less—reduction in expenses due to undertaking—Note 3(a)	(169,931)
Less—reduction in fees due to earnings credits—Note 3(c)	(3)
Net Expenses	122,305
Investment Income—Net	205,264
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(18,927)
Net realized gain (loss) on options transactions	141,501
Net realized gain (loss) on futures	(554,993)
Net realized gain (loss) on swap agreements	(1,517)
Net realized gain (loss) on forward foreign currency exchange contracts	(268,356)
Net Realized Gain (Loss)	(702,292)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(152,035)
Net unrealized appreciation (depreciation) on options transactions	150,280
Net unrealized appreciation (depreciation) on futures	167,910
Net unrealized appreciation (depreciation) on swap agreements	13,149
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	165,558
Net Unrealized Appreciation (Depreciation)	344,862
Net Realized and Unrealized Gain (Loss) on Investments	(357,430)
Net (Decrease) in Net Assets Resulting from Operations	(152,166)

See notes to financial statements.

20

STATEMENT OF CHANGES IN NET ASSETS

From November 27, 2017 (commencement of operations) to April 30, 2018 (Unaudited)

Operations ($):
Investment income—net	205,264
Net realized gain (loss) on investments	(702,292)
Net unrealized appreciation (depreciation) on investments	344,862
Net Increase (Decrease) in Net Assets Resulting from Operations	(152,166)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	998,000
Class C	1,004,480
Class I	14,146,000
Class Y	14,000,000
Increase (Decrease) in Net Assets from Capital Stock Transactions	30,148,480
Total Increase (Decrease) in Net Assets	29,996,314
Net Assets ($):
Beginning of Period	-
End of Period	29,996,314
Undistributed investment income—net	205,264
Capital Share Transactions (Shares):
Class A
Shares sold	80,160
Class C
Shares sold	80,000
Class I
Shares sold	1,131,440
Class Y
Shares sold	1,120,000

See notes to financial statements.

21

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Period Ended
April 30, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.07
Net realized and unrealized gain (loss) on investments	(.14)
Total from Investment Operations	(.07)
Net asset value, end of period	12.43
Total Return (%)[c,d]	(.56)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assetse[e,f]	2.52
Ratio of net expenses to average net assets[e,f]	1.17
Ratio of net investment income to average net assets[e,f]	1.39
Portfolio Turnover Rate[c]	44.75
Net Assets, end of period ($ x 1,000)	996

a From November 27, 2017 (commencement of operations) to April 30, 2018.
b Based on average shares outstanding.
c Not annualized.
d Exclusive of sales charge.
e Amount does not included the expense of the underlying money market fund.
f Annualized.
See notes to financial statements.

22

Class C Shares	Period Ended
April 30, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.03
Net realized and unrealized gain (loss) on investments	(.14)
Total from Investment Operations	(.11)
Net asset value, end of period	12.39
Total Return (%)[c,d]	(.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e,f]	3.25
Ratio of net expenses to average net assets[e,f]	1.92
Ratio of net investment income to average net assets[e,f]	.66
Portfolio Turnover Rate[c]	44.75
Net Assets, end of period ($ x 1,000)	992

a From November 27, 2017 (commencement of operations) to April 30, 2018.
b Based on average shares outstanding.
c Not annualized.
d Exclusive of sales charge.
e Amount does not included the expense of the underlying money market fund.
f Annualized.
See notes to financial statements.

23

FINANCIAL HIGHLIGHTS (continued)

Class I Shares	Period Ended
April 30, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.09
Net realized and unrealized gain (loss) on investments	(.15)
Total from Investment Operations	(.06)
Net asset value, end of period	12.44
Total Return (%)[c]	(.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	2.26
Ratio of net expenses to average net assets[d,e]	.92
Ratio of net investment income to average net assets[d,e]	1.66
Portfolio Turnover Rate[c]	44.75
Net Assets, end of period ($ x 1,000)	14,075

a From November 27, 2017 (commencement of operations) to April 30, 2018.
b Based on average shares outstanding.
c Not annualized.
d Amount does not included the expense of the underlying money market fund.
e Annualized.
See notes to financial statements.

24

Class Y Shares	Period Ended
April 30, 2018[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Investment income—net[b]	.09
Net realized and unrealized gain (loss) on investments	(.15)
Total from Investment Operations	(.06)
Net asset value, end of period	12.44
Total Return (%)[c]	(.48)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d,e]	2.25
Ratio of net expenses to average net assets[d,e]	.92
Ratio of net investment income to average net assets[d,e]	1.65
Portfolio Turnover Rate[c]	44.75
Net Assets, end of period ($ x 1,000)	13,933

a From November 27, 2017 (commencement of operations) to April 30, 2018.
b Based on average shares outstanding.
c Not annualized.
d Amount does not included the expense of the underlying money market fund.
e Annualized.
See notes to financial statements.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Insight Broad Opportunities Fund (the “fund”) is a separate non-diversified series of BNY Mellon Absolute Insight Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund had no operations until November 27, 2017 (commencement of operations), other than matters relating to its organization and registration under the Act. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective February 1, 2018, Pareto Investment Management Limited was renamed Insight Investment International Limited (“Insight”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser. The fund’s fiscal year end is October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class Ashares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares ten years after the date of purchase, without the imposition of a sales charge. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2018, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 of the outstanding Class A shares, all of the outstanding Class C and Class Y shares and 1,120,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

26

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

28

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2018 in valuing the fund’s investments:

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	117,193	-	117,193
Exchange-Traded Funds	7,624,829	-	-	7,624,829
Foreign Government	-	771,673	-	771,673
Foreign Investment Companies	2,528,981	-	-	2,528,981
Registered Investment Companies	11,224,966	-	-	11,224,966
U.S. Treasury	-	2,230,643	-	2,230,643
Other Financial Instruments:
Futures†	253,124	-	-	253,124
Forward Foreign Currency Exchange Contracts†	-	180,333	-	180,333
Options Purchased	715,634	25,476	-	741,110
Swaps†	-	17,452	-	17,452
Liabilities ($)
Other Financial Instruments:
Futures†	(85,214)	-	-	(85,214)
Forward Foreign Currency Exchange Contracts†	-	(14,775)	-	(14,775)
Options Written	(707,213)	(186,295)	-	(893,508)
Swaps†	-	(4,303)	-	(4,303)

† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2018, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

30

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2018, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2018, the fund did not incur any interest or penalties.

The components of accumulated earnings on a tax basis and tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2018, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying money market fund are reflected in the underlying money market fund’s net asset value. In addition, Dreyfus has agreed to waive a portion of its management fee equal to the management fee Dreyfus receives from the money market underlying fund with respect to the assets of the fund within underlying money market fund. The reduction in expenses, pursuant to the undertaking, amounted to $3,836 during the period ended April 30, 2018.

Dreyfus has also contractually agreed, from November 27, 2017 through November 1, 2018, to waive receipt of its fees and/or assume the direct

32

expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying money market fund and extraordinary expenses) exceed .95% of the value of the fund’s average daily net assets. On or after November 1, 2018, Dreyfus may terminate this expense limitation at any time. The reduction in expenses, pursuant to the undertaking, amounted to $166,095 during the period ended April 30, 2018.

Pursuant to a sub-investment advisory agreement between Dreyfus and Insight, Insight serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2018, Class C shares were charged $3,144 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2018, Class A and Class C shares were charged $1,065 and $1,048, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2018, the fund was charged $141 for transfer agency services and $3 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $3.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2018, the fund was charged $7,500 pursuant to the custody agreement.

During the period ended April 30, 2018, the fund was charged $6,333 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,329, Distribution Plan fees $606, Shareholder Services Plan fees $405, custodian fees $7,500, Chief Compliance Officer fees $4,214 and transfer agency fees $46, which are offset against an expense reimbursement currently in effect in the amount of $49,246.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

34

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period ended April 30, 2018, amounted to $32,487,978 and $9,192,204, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2018 are set forth in the Statement of Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction. Options written open at April 30, 2018 are set forth in the Statement of Options Written.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When

36

executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2018 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into

38

by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2018 are set forth in the Statement of Swap Agreements:

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2018 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	48,448	[1,2]	Interest rate risk	(16,265)	[1,3]
Equity risk	920,310	[1,2]	Equity risk	(776,162)	[1,3]
Foreign exchange risk	205,809	[2,4]	Foreign exchange risk	(99,139)	[3,4]
Credit risk	17,452	[5]	Credit risk	(106,234)	[3,5]
Gross fair value of derivative contracts	1,192,019			(997,800)

Statement of Assets and Liabilities location:
[1]			Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
[2]			Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[3]			Outstanding options written, at value.
[4]			Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[5]

Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Swap
Agreements. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2018 is shown below:

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	(79,158)		-		-		-		(79,158)
Equity	(475,835)		75,465		-		-		(400,370)
Foreign exchange	-		27,762		(268,356)		-		(240,594)
Credit	-		38,274		-		(1,517)		36,757
Total	(554,993)		141,501		(268,356)		(1,517)		(683,365)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	33,245		3,188		-		-		36,433
Equity	134,665		128,387		-		-		263,052
Foreign exchange	-		14,183		165,558		-		179,741
Credit	-		4,522		-		13,149		17,671
Total	167,910		150,280		165,558		13,149		496,897

Statement of Operations location:
[1]	Net realized gain (loss) on futures.
[2]	Net realized gain (loss) on options transactions.
[3]	Net realized gain (loss) on forward foreign currency exchange contracts.
[4]	Net realized gain (loss) on swap agreements.
[5]	Net unrealized appreciation (depreciation) on futures.
[6]	Net unrealized appreciation (depreciation) on options transactions.
[7]	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]	Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

40

At April 30, 2018, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	253,124	(85,214)
Options	741,110	(893,508)
Forward contracts	180,333	(14,775)
Swaps	17,452	(4,303)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	1,192,019	(997,800)
Derivatives not subject to
Master Agreements	(986,210)	796,730
Total gross amount of assets
and liabilities subject to
Master Agreements	205,809	(201,070)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2018:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Bank of America	2,120		(2,120)	-	-
Citigroup	11,103		(6,365)	-	4,738
Goldman Sachs International	23,219		(23,219)	-	-
HSBC	85,281		(33,959)	-	51,322
JP Morgan Chase Bank	81,111		-	-	81,111
UBS	2,975		-	-	2,975
Total	205,809		(65,663)	-	140,146

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Bank of America	(50,448)		2,120	-	(48,328)
Citigroup	(6,365)		6,365	-	-
Goldman Sachs International	(110,298)		23,219	-	(87,079)
HSBC	(33,959)		33,959	-	-
Total	(201,070)		65,663	-	(135,407)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2018:

Average Market Value ($)
Equity futures	9,148,625
Equity options contracts	1,143,942
Interest rate futures	8,017,594
Interest rate options contracts	3,757
Foreign currency options contracts	94,598
Forward contracts	5,508,773
Credit options contracts	43,922

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2018:

Average Notional Value ($)
Credit default swap agreements	2,896,716

At April 30, 2018, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $344,231, consisting of $1,005,087 gross unrealized appreciation and $660,856 gross unrealized depreciation.

At April 30, 2018, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

42

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on October 30-31, 2017, the Board considered the approval of the fund’s Management Agreement, pursuant to which Dreyfus will provide the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Insight Investment International Limited (the “Subadviser”), an affiliate of Dreyfus, will provide day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support expected to be available to, and portfolio management capabilities of, the fund’s proposed portfolio management personnel and that Dreyfus also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of Dreyfus and the Subadviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board was provided with relevant composite performance information. The Board considered the reputation and experience of Dreyfus and the Subadviser.

43

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board reviewed comparisons of the fund’s proposed management fee and anticipated expense ratio to the management fees and expense ratios of a group of funds independently prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) (the “Comparison Group”) and to the management fees of funds in the fund’s anticipated Lipper category. They considered that the fund’s contractual management fee was below the average and median contractual management fees for the funds in the Comparison Group. The fund’s estimated total expenses (as limited through at least November 1, 2018 by agreement with Dreyfus to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct operating expenses of none of its classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.95% of the fund’s average daily net assets) were below the average and median expense ratios of the funds in the Comparison Group.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by any funds advised by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s proposed management fee.

The Board considered the fee to be paid to the Subadviser in relation to the fee to be paid to Dreyfus by the fund and the respective services to be provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee will be paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, Dreyfus representatives were not able to review the dollar amount of expenses allocated and profit received by Dreyfus, or any economies of scale. The Board considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and considered the possibility of soft dollar arrangements with respect to trading the fund’s investments. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by Dreyfus and the Subadviser are adequate and appropriate.

44

• The Board concluded that, since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

• The Board concluded that the fees to be paid to Dreyfus and the Subadviser were appropriate in light of the totality of the services to be provided as discussed above.

• The Board determined that, because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services proposed to be provided to the fund by Dreyfus and the Subadviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to approve the Agreements.

45

For More Information

BNY Mellon Insight Broad Opportunities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Insight Investment
International Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DIOAX Class C: DIOCX Class I: DIOIX Class Y: DIOYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2018 MBSC Securities Corporation 4115SA0418

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    June 27, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 27, 2018

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)